Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.7%)
Agency Adjustable Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation, Conventional Pool:
12 Month USD LIBOR + 1.62%, 3.18%, 7/1/45	$69	$72
Federal National Mortgage Association, Conventional Pool:
12 Month USD LIBOR + 1.59%, 2.15%, 12/1/45	21	22
		94
Agency Fixed Rate Mortgages (20.5%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44	433	470
4.00%, 12/1/41 – 10/1/44	508	559
5.41%, 7/1/37 – 8/1/37	19	21
5.44%, 1/1/37 – 2/1/38	49	54
5.46%, 5/1/37 – 1/1/38	41	46
5.48%, 8/1/37	11	12
5.50%, 8/1/37 – 4/1/38	58	65
5.52%, 10/1/37	5	6
5.62%, 12/1/36 – 8/1/37	57	65
6.00%, 8/1/37 – 5/1/38	16	18
6.50%, 9/1/32	7	8
7.50%, 5/1/35	24	29
8.00%, 8/1/32	15	17
8.50%, 8/1/31	20	24
Federal National Mortgage Association, April TBA:
3.00%, 4/1/51 (a)	675	703
3.50%, 4/1/51 (a)	3,000	3,169
Conventional Pools:
2.50%, 2/1/50	336	344
3.00%, 7/1/49	117	120
3.50%, 7/1/46 – 7/1/49	1,568	1,665
4.00%, 11/1/41 – 8/1/49	967	1,053
4.50%, 8/1/40 – 9/1/48	997	1,108
5.00%, 7/1/40	62	70
5.62%, 12/1/36	19	20
6.00%, 12/1/38	285	334
6.50%, 11/1/27 – 10/1/38	13	15
7.00%, 6/1/29	6	6
7.50%, 8/1/37	42	51
8.00%, 4/1/33	33	40
8.50%, 10/1/32	32	40
9.50%, 4/1/30	3	3
June TBA:
1.50%, 6/1/51 (a)	775	746
2.00%, 6/1/51 (a)	16,125	16,034
2.50%, 6/1/51 (a)	8,275	8,456
Government National Mortgage Association, Various Pools:
3.50%, 11/20/40 – 7/20/46	362	388
4.00%, 7/15/44 – 5/20/49	825	886
5.00%, 12/20/48 – 2/20/49	46	50
		36,695

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Asset-Backed Securities (10.6%)
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 0.71%, 4/25/34 (b)	437	433
Ajax Mortgage Loan Trust,
1.70%, 5/25/59 (c)	456	462
American Homes 4 Rent Trust,
6.07%, 10/17/52 (c)	490	539
AMSR 2019-SFR1 Trust,
2.77%, 1/19/39 (c)	600	626
Aqua Finance Trust,
3.47%, 7/16/40 (c)	300	316
Avant Loans Funding Trust,
4.65%, 4/15/26 (c)	400	405
5.00%, 11/17/25 (c)	102	102
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (c)	376	372
Cascade Funding Mortgage Trust,
5.60%, 4/25/30 (b)(c)	200	212
7.30%, 4/25/30 (b)(c)	400	429
Cascade MH Asset Trust,
4.00%, 11/25/44 (b)(c)	362	380
CFMT 2020-HB3 LLC,
6.28%, 5/25/30 (b)(c)	250	252
Conn’s Receivables Funding LLC,
3.62%, 6/17/24 (c)	223	224
CWABS Asset-Backed Certificates Trust,
1 Month USD LIBOR + 1.58%, 1.68%, 12/25/34 (b)	644	646
Fair Square Issuance Trust,
2.90%, 9/20/24 (c)	200	202
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (c)	219	221
Foundation Finance Trust,
3.86%, 11/15/34 (c)	202	209
FREED ABS Trust,
3.87%, 6/18/26 (c)	177	179
4.52%, 6/18/27 (c)	89	90
4.61%, 10/20/25 (c)	447	451
GAIA Aviation Ltd.,
7.00%, 12/15/44 (c)	310	248
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (c)(d)	650	650
Goodgreen Trust,
5.53%, 4/15/55 (c)	568	584
JOL Air Ltd.,
4.95%, 4/15/44 (c)	227	213
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (c)	124	122
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (c)	293	295
METAL LLC,
4.58%, 10/15/42 (c)	368	304
Mosaic Solar Loan Trust,
2.10%, 4/20/46 (c)	207	210
New Residential Mortgage LLC,
5.44%, 6/25/25 – 7/25/25 (c)	992	1,014
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.06%, 1.17%, 12/25/33 (b)	226	226
Oxford Finance Funding LLC,
3.10%, 2/15/28 (c)	250	258
5.44%, 2/15/27 (c)	296	307
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.85%, 2.96%, 2/25/23 (b)(c)	300	300
1 Month USD LIBOR + 3.00%, 3.12%, 3/25/26 (b)(c)	650	650

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Pretium Mortgage Credit Partners I LLC,
3.72%, 2/27/60 (c)		355		358
Prosper Marketplace Issuance Trust,
5.50%, 10/15/24 (c)		385		385
Raptor Aircraft Finance I LLC,
4.21%, 8/23/44 (c)		607		578
S-Jets Ltd.,
3.97%, 8/15/42 (c)		493		484
7.02%, 8/15/42 (c)		696		431
SFS Asset Securitization LLC,
4.24%, 6/10/25 (c)		509		510
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.01%, 7/25/39 – 1/25/40 (b)	EUR	1,097		1,226
Small Business Lending Trust,
2.85%, 7/15/26 (c)	$	42		42
Sprite Ltd.,
4.25%, 12/15/37 (c)		225		228
START Ireland,
4.09%, 3/15/44 (c)		154		155
Tricon American Homes Trust,
5.10%, 1/17/36 (c)		600		622
5.15%, 9/17/34 (c)		400		408
Upstart Securitization Trust,
3.09%, 4/22/30 (c)		580		593
3.73%, 9/20/29 (c)		550		561
VCAT LLC,
3.67%, 8/25/50 (c)		317		320
				19,032
Collateralized Mortgage Obligations - Agency Collateral Series (1.6%)
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 4.47%, 12/25/26 (b)(c)		61		60
1 Month USD LIBOR + 5.05%, 5.17%, 7/25/23 (b)		92		94
1 Month USD LIBOR + 5.25%, 5.37%, 7/25/26 (b)(c)		43		44
IO
0.33%, 11/25/27 (b)		13,329		276
2.63%, 1/25/49 (b)		715		149
2.65%, 2/25/49 (b)		1,635		349
2.73%, 9/25/48 (b)		3,100		665
2.75%, 1/25/49 (b)		2,950		631
3.46%, 10/25/38 (b)		800		291
IO REMIC
6.00% - 1 Month USD LIBOR, 5.89%, 11/15/43 – 6/15/44 (e)		1,439		247
6.05% - 1 Month USD LIBOR, 5.94%, 4/15/39 (e)		14		—	@
IO STRIPS
7.50%, 12/15/29		2		—	@
Federal National Mortgage Association,
IO REMIC
6.00%, 5/25/33 – 7/25/33		137		28
IO STRIPS
8.00%, 4/25/24		—	@	—	@
8.00%, 6/25/35 (b)		10		2
9.00%, 11/25/26		1		—	@
REMIC
7.00%, 9/25/32		23		28
Government National Mortgage Association,
IO
0.77%, 8/20/58 (b)		3,430		72
5.00%, 2/16/41		63		12

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

IO PAC
6.15% - 1 Month USD LIBOR, 6.04%, 10/20/41 (e)	306	8
		2,956
Commercial Mortgage-Backed Securities (6.0%)
Bancorp Commercial Mortgage Trust,
1 Month USD LIBOR + 2.30%, 2.41%, 9/15/36 (b)(c)	450	446
BANK 2019-BNK21,
IO
0.87%, 10/17/52 (b)	3,981	238
BANK 2020-BNK30,
2.92%, 12/15/53 (b)	725	651
BF 2019-NYT Mortgage Trust,
1 Month USD LIBOR + 1.70%, 1.81%, 12/15/35 (b)(c)	600	598
BXP Trust,
1 Month USD LIBOR + 3.00%, 3.11%, 11/15/34 (b)(c)	650	575
Citigroup Commercial Mortgage Trust,
3.50%, 12/10/41 (b)(c)	300	231
IO
0.78%, 11/10/48 (b)	2,431	66
0.88%, 9/10/58 (b)	4,419	147
COMM Mortgage Trust,
IO
0.09%, 7/10/45 (b)	9,580	15
0.72%, 10/10/47 (b)	2,847	57
1.00%, 7/15/47 (b)	2,697	71
CSWF 2018-TOP,
1 Month USD LIBOR + 1.45%, 1.56%, 8/15/35 (b)(c)	480	480
GS Mortgage Securities Trust,
4.74%, 8/10/46 (b)(c)	500	491
IO
0.73%, 9/10/47 (b)	4,581	94
1.22%, 10/10/48 (b)	4,736	215
InTown Hotel Portfolio Trust,
1 Month USD LIBOR + 2.30%, 2.41%, 1/15/33 (b)(c)	346	345
Jackson Park Trust LIC,
3.24%, 10/14/39 (b)(c)	400	363
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.51%, 4/15/46 (b)	6,000	62
0.68%, 12/15/49 (b)	2,892	71
1.71%, 7/15/47 (b)	6,443	95
JPMBB Commercial Mortgage Securities Trust,
IO
0.99%, 8/15/47 (b)	3,497	94
MFT Trust,
3.48%, 2/10/42 (b)(c)	200	186
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (b)(c)	200	178
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.95%, 2.06%, 3/25/50 (b)(c)	573	578
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 2.20%, 2.31%, 7/15/36 (b)(c)	500	502
4.13%, 5/15/39 (b)(c)	450	465
4.32%, 1/15/43 (b)(c)	200	198
4.41%, 2/15/39 (b)(c)	807	753
Olympic Tower 2017-OT Mortgage Trust,
3.57%, 5/10/39 (c)	600	638
SG Commercial Mortgage Securities Trust,
3.73%, 3/15/37 (b)(c)	450	453
4.51%, 2/15/41 (b)(c)	550	491
Wells Fargo Commercial Mortgage Trust,

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

1 Month USD LIBOR + 1.74%, 1.85%, 2/15/37 (b)(c)	250	246
1 Month USD LIBOR + 2.21%, 2.32%, 1/15/35 (b)(c)	200	200
WFRBS Commercial Mortgage Trust,
4.14%, 5/15/45 (b)(c)	385	377
		10,670
Corporate Bonds (39.4%)
Energy (0.1%)
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (c)(f)	175	178

Finance (16.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 7/3/23	575	610
Air Lease Corp.
2.30%, 2/1/25	325	332
American International Group, Inc.
4.50%, 7/16/44	150	170
Anthem, Inc.
2.25%, 5/15/30	150	148
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (c)	200	188
AvalonBay Communities, Inc.
2.95%, 5/11/26	175	188
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (c)	475	474
Banco Bradesco SA
3.20%, 1/27/25 (c)	700	717
Banco Santander Chile
2.70%, 1/10/25 (c)	300	314
Bank of America Corp.,
2.68%, 6/19/41	491	461
MTN
4.00%, 1/22/25	1,085	1,189
Series N
2.65%, 3/11/32	75	75
Bank of Montreal
3.80%, 12/15/32	450	495
Belrose Funding Trust
2.33%, 8/15/30 (c)	200	193
BNP Paribas SA
2.82%, 1/26/41 (c)	350	315
4.40%, 8/14/28 (c)	300	342
Boston Properties LP
3.80%, 2/1/24	145	156
BPCE SA
5.15%, 7/21/24 (c)	550	616
Brookfield Finance LLC
3.45%, 4/15/50	250	237
Brown & Brown, Inc.
2.38%, 3/15/31	175	169
Canadian Imperial Bank of Commerce
2.25%, 1/28/25	600	623
Capital One Financial Corp.
3.30%, 10/30/24	725	782
Chubb INA Holdings, Inc.
1.38%, 9/15/30	450	411
Citigroup, Inc.,
2.57%, 6/3/31	75	75
2.67%, 1/29/31	447	450
4.41%, 3/31/31	373	426
5.50%, 9/13/25	250	290

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

CNO Financial Group, Inc.
5.25%, 5/30/29	170	197
Commonwealth Bank of Australia
3.31%, 3/11/41 (c)	300	292
Cooperatieve Rabobank UA
3.95%, 11/9/22	625	658
Credit Agricole SA
3.25%, 10/4/24 (c)	250	269
Credit Suisse Group AG
2.59%, 9/11/25 (c)	700	726
Crown Castle International Corp.
3.30%, 7/1/30	250	262
Danske Bank A/S
5.00%, 1/12/23 (c)	200	206
Deutsche Bank AG
3.95%, 2/27/23	425	449
Equinix, Inc.
1.00%, 9/15/25	525	516
GA Global Funding Trust
1.00%, 4/8/24	325	325
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35	350	401
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26	200	225
Goldman Sachs Group, Inc. (The),
1.99%, 1/27/32	500	475
MTN
4.80%, 7/8/44	175	215
Grupo Aval Ltd.
4.38%, 2/4/30 (c)	200	202
Howard Hughes Corp. (The)
4.38%, 2/1/31 (c)	250	245
HSBC Holdings PLC,
4.25%, 3/14/24	750	817
Series.
4.00%, 12/31/99 (g)	425	424
HSBC USA, Inc.
3.50%, 6/23/24	250	270
Intercontinental Exchange, Inc.
1.85%, 9/15/32	550	504
Intesa Sanpaolo SpA
5.25%, 1/12/24	300	334
Itau Unibanco Holding SA
2.90%, 1/24/23 (c)	800	818
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.25%, 6/3/26 (c)	300	317
JPMorgan Chase & Co.,
1.95%, 2/4/32	525	498
4.13%, 12/15/26	550	620
Lloyds Banking Group PLC
4.38%, 3/22/28	525	590
Macquarie Bank Ltd.
2.30%, 1/22/25 (c)	450	467
Marsh & McLennan Cos., Inc.
5.88%, 8/1/33	275	362
MassMutual Global Funding II
3.40%, 3/8/26 (c)	400	439
Metropolitan Life Global Funding I
2.95%, 4/9/30 (c)	150	157
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	175	184
Nationwide Building Society,
4.30%, 3/8/29 (c)	375	415

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

4.36%, 8/1/24 (c)	200	216
Natwest Group PLC
3.88%, 9/12/23	250	268
NTT Finance Corp.
1.59%, 4/3/28 (c)	675	659
Ooredoo International Finance Ltd.
2.63%, 4/8/31	230	228
Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30 (c)	200	198
Pine Street Trust I
4.57%, 2/15/29 (c)	250	281
Progressive Corp. (The),
3.20%, 3/26/30	150	161
4.00%, 3/1/29	100	114
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.
3.88%, 3/1/31 (c)	270	261
Realty Income Corp.
0.75%, 3/15/26	277	267
SBA Communications Corp.
3.13%, 2/1/29 (c)	270	260
Societe Generale SA
2.63%, 1/22/25 (c)	425	441
Standard Chartered PLC
4.64%, 4/1/31 (c)	200	227
SVB Financial Group
1.80%, 2/2/31	500	462
Syngenta Finance N.V.
4.89%, 4/24/25 (c)	550	589
TD Ameritrade Holding Corp.
3.63%, 4/1/25	475	518
Travelers Cos., Inc. (The)
3.75%, 5/15/46	200	217
Wells Fargo & Co.,
2.57%, 2/11/31	375	377
5.01%, 4/4/51	125	161
Westpac Banking Corp.
2.67%, 11/15/35	150	143
		29,373
Industrials (20.7%)
7-Eleven, Inc.
1.80%, 2/10/31 (c)	400	374
AbbVie, Inc.
4.25%, 11/21/49	200	227
Adobe, Inc.
2.30%, 2/1/30	325	329
Akamai Technologies, Inc.
0.38%, 9/1/27	181	197
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 2/15/23 (c)	175	179
Alibaba Group Holding Ltd.
2.13%, 2/9/31	200	191
Altria Group, Inc.
3.40%, 2/4/41	375	348
Amazon.com, Inc.
2.70%, 6/3/60	325	289
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (c)	270	288
Amgen, Inc.
3.15%, 2/21/40	175	174
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 6/1/30	125	136

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

4.50%, 6/1/50	300	341
4.60%, 4/15/48	175	201
Apple, Inc.
2.65%, 2/8/51	250	229
Arches Buyer, Inc.
4.25%, 6/1/28 (c)	270	270
AT&T, Inc.,
2.55%, 12/1/33 (c)	400	380
3.55%, 9/15/55 (c)	450	413
3.65%, 9/15/59 (c)	50	46
Automatic Data Processing, Inc.
1.25%, 9/1/30	450	413
Baidu, Inc.
1.72%, 4/9/26	275	274
BAT Capital Corp.
3.56%, 8/15/27	550	586
Berry Global, Inc.
1.57%, 1/15/26 (c)	225	222
Boeing Co. (The),
2.95%, 2/1/30	250	249
3.25%, 2/1/35	75	73
3.95%, 8/1/59	100	96
Booking Holdings, Inc.
0.90%, 9/15/21	160	188
BP Capital Markets America, Inc.
3.12%, 5/4/26	375	404
BP Capital Markets PLC,
4.38%, 12/31/99 (g)	150	159
4.88%, 12/31/99 (g)	150	161
Braskem Netherlands Finance BV
4.50%, 1/31/30 (c)	310	312
Burlington Northern Santa Fe LLC
3.30%, 9/15/51	175	176
Campbell Soup Co.
3.13%, 4/24/50	300	280
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.30%, 2/1/32	250	233
3.50%, 6/1/41	150	142
3.85%, 4/1/61	350	321
Chevron Corp.
3.08%, 5/11/50	150	144
Children’s Health System of Texas
2.51%, 8/15/50	175	155
Cigna Corp.,
2.40%, 3/15/30	75	74
3.05%, 10/15/27	100	107
4.90%, 12/15/48	225	276
Citrix Systems, Inc.
1.25%, 3/1/26	225	221
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	220	229
Coca-Cola Femsa SAB de CV
2.75%, 1/22/30	400	403
Comcast Corp.,
1.95%, 1/15/31	675	651
2.45%, 8/15/52	350	300
Conagra Brands, Inc.
1.38%, 11/1/27	225	217
ConocoPhillips
4.88%, 10/1/47 (c)	150	183
CVS Health Corp.,
1.88%, 2/28/31	512	481

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

5.13%, 7/20/45		75	92
Deere & Co.
3.10%, 4/15/30		125	134
Dell International LLC/EMC Corp.,
5.85%, 7/15/25 (c)		50	58
6.02%, 6/15/26 (c)		375	444
Delta Air Lines, Inc.,
Series AA
3.20%, 4/25/24		250	259
DexCom, Inc.
0.25%, 11/15/25 (c)		200	197
Diamond Sports Group LLC/Diamond Sports Finance Co.
6.63%, 8/15/27 (c)(f)		250	130
Diamondback Energy, Inc.
3.25%, 12/1/26		425	448
Enbridge, Inc.
2.50%, 1/15/25		250	261
Energy Transfer Operating LP
2.90%, 5/15/25		250	260
Enterprise Products Operating LLC
4.20%, 1/31/50		350	374
Ford Motor Credit Co., LLC,
3.10%, 5/4/23		200	204
4.39%, 1/8/26		200	210
Fortive Corp.
0.88%, 2/15/22		176	179
Fox Corp.
5.58%, 1/25/49		200	256
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27 (c)		575	576
General Motors Co.
6.60%, 4/1/36		125	162
General Motors Financial Co., Inc.,
3.85%, 1/5/28		150	162
4.35%, 1/17/27		375	417
Georgia-Pacific LLC
2.30%, 4/30/30 (c)		325	324
Gilead Sciences, Inc.
2.80%, 10/1/50		175	156
Glencore Funding LLC
4.13%, 3/12/24 (c)		450	488
Global Payments, Inc.
1.20%, 3/1/26		175	172
Grifols SA
2.25%, 11/15/27 (c)	EUR	200	238
GSK Finance No 3 PLC
0.00%, 6/22/23 (c)	$	250	271
HCA, Inc.
5.25%, 6/15/49		300	368
Heathrow Funding Ltd.
4.88%, 7/15/23 (c)		435	439
Hyundai Capital America
1.80%, 1/10/28 (c)		450	431
Imperial Brands Finance PLC
3.13%, 7/26/24 (c)		350	370
International Business Machines Corp.
2.95%, 5/15/50		200	187
J2 Global, Inc.,
1.75%, 11/1/26 (Convertible) (c)		165	194
4.63%, 10/15/30 (c)		250	253

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Jazz Investments I Ltd.
1.88%, 8/15/21	200	205
Johns Hopkins University,
Series A
2.81%, 1/1/60	270	254
Kimberly-Clark de Mexico SAB de CV
2.43%, 7/1/31 (c)	300	293
Las Vegas Sands Corp.
3.20%, 8/8/24	175	183
Level 3 Financing, Inc.
3.40%, 3/1/27 (c)	325	345
Lions Gate Capital Holdings LLC
5.50%, 4/15/29 (c)(d)	270	271
Lowe’s Cos., Inc.,
1.30%, 4/15/28	150	143
1.70%, 10/15/30	225	212
LYB International Finance III LLC
4.20%, 5/1/50	175	189
MARB BondCo PLC
3.95%, 1/29/31 (c)	400	381
Marriott Vacations Worldwide Corp.
1.50%, 9/15/22	150	195
Masco Corp.
2.00%, 2/15/31	275	261
McLaren Health Care Corp.,
Series A
4.39%, 5/15/48	250	296
Meituan
2.13%, 10/28/25 (c)	200	199
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (c)	475	483
Newmont Corp.
2.25%, 10/1/30	250	244
NIKE, Inc.
2.85%, 3/27/30	300	316
Nissan Motor Co. Ltd.
3.04%, 9/15/23 (c)	475	497
NuStar Logistics LP
6.38%, 10/1/30	400	433
NVIDIA Corp.
2.85%, 4/1/30	300	315
Occidental Petroleum Corp.,
3.20%, 8/15/26	45	43
5.55%, 3/15/26	325	344
ONEOK, Inc.,
4.45%, 9/1/49	50	50
5.20%, 7/15/48	100	110
Post Holdings, Inc.
4.50%, 9/15/31 (c)	450	446
Procter & Gamble Co. (The)
1.20%, 10/29/30	250	232
Raytheon Technologies Corp.
3.13%, 7/1/50	125	121
Resort at Summerlin LP,
Series B
13.00%, 12/15/07 (h)(i)(j)(k)	299	—
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29 (c)	400	404
Rockies Express Pipeline LLC
3.60%, 5/15/25 (c)	475	477
Royalty Pharma PLC
3.55%, 9/2/50 (c)	75	72

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Saudi Arabian Oil Co.
3.25%, 11/24/50 (c)		200	181
Shell International Finance BV
3.13%, 11/7/49		100	97
Sherwin-Williams Co. (The)
2.30%, 5/15/30		275	271
Silgan Holdings, Inc.
1.40%, 4/1/26 (c)		350	343
Splunk, Inc.
1.13%, 6/15/27 (c)		200	191
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC
3.36%, 3/20/23 (c)		133	134
Standard Industries, Inc.
2.25%, 11/21/26 (c)	EUR	125	149
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26	$	200	215
T-Mobile USA, Inc.,
2.25%, 11/15/31 (c)(f)		350	333
2.88%, 2/15/31		270	261
3.60%, 11/15/60 (c)		100	96
Telefonica Emisiones SA
4.10%, 3/8/27		550	615
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		46	46
2.80%, 7/21/23		175	174
TOTAL SE,
Series FP
0.50%, 12/2/22		200	209
Trimble, Inc.
4.15%, 6/15/23		625	668
TSMC Global Ltd.
0.75%, 9/28/25 (c)		250	244
Twitter, Inc.
1.00%, 9/15/21		175	182
Upjohn, Inc.
4.00%, 6/22/50 (c)		150	153
Verizon Communications, Inc.,
2.65%, 11/20/40		300	275
2.99%, 10/30/56 (c)		450	398
3.40%, 3/22/41		125	127
Volkswagen Group of America Finance LLC
4.75%, 11/13/28 (c)		275	319
Vontier Corp.
2.40%, 4/1/28 (c)		450	443
VTR Finance
6.38%, 7/15/28 (c)(f)		200	217
Walmart, Inc.,
2.95%, 9/24/49		52	51
4.05%, 6/29/48		44	52
Walt Disney Co. (The),
2.75%, 9/1/49		397	364
3.60%, 1/13/51		61	65
Western Digital Corp.
1.50%, 2/1/24		225	231
Western Midstream Operating LP
4.35%, 2/1/25		300	311
Williams Cos., Inc. (The)
4.85%, 3/1/48		350	389
Zynga, Inc.
0.00%, 12/15/26 (c)		200	213
			37,087

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Utilities (2.2%)
Calpine Corp.
4.50%, 2/15/28 (c)		350	353
DTE Electric Co.
2.95%, 3/1/50		100	95
Duke Energy Indiana LLC,
2.75%, 4/1/50		58	52
Series YYY
3.25%, 10/1/49		91	90
Enel Finance International N.V.
3.63%, 5/25/27 (c)		275	298
Entergy Louisiana LLC
1.60%, 12/15/30		200	187
FirstEnergy Corp.,
Series C
3.40%, 3/1/50		150	132
Korea Hydro & Nuclear Power Co., Ltd.
3.75%, 7/25/23 (c)		710	762
Mississippi Power Co.
3.95%, 3/30/28		500	552
Northern States Power Co.
2.90%, 3/1/50		250	240
NRG Energy, Inc.
3.63%, 2/15/31 (c)		260	254
Oglethorpe Power Corp.
5.05%, 10/1/48		250	295
Pacific Gas and Electric Co.
3.30%, 8/1/40		175	159
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31		200	198
Xcel Energy, Inc.
2.60%, 12/1/29		325	328
			3,995
			70,633
Mortgages - Other (13.9%)
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 0.29%, 5/25/47 (b)		100	96
5.50%, 2/25/36		6	5
6.00%, 7/25/37		47	40
PAC
5.50%, 2/25/36		3	3
6.00%, 4/25/36		14	10
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 0.76%, 7/25/46 (b)		127	96
6.36%, 10/25/36		291	133
Banc of America Funding Trust,
5.25%, 7/25/37		52	52
6.00%, 7/25/37		17	16
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c)		325	310
Bunker Hill Loan Depositary Trust,
1.72%, 2/25/55 (b)(c)		484	492
ChaseFlex Trust,
6.00%, 2/25/37		338	199
CIM Trust,
2.57%, 7/25/55 (c)		630	629
Classic RMBS Trust,
3.06%, 8/16/49 (c)	CAD	304	242
CSFB Mortgage-Backed Pass-Through Certificates,
6.50%, 11/25/35	$	748	240

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Eurosail BV,
3 Month EURIBOR + 1.80%, 1.25%, 10/17/40 (b)	EUR	300	353
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.03%, 6/13/45 (b)	GBP	410	553
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 1.53%, 7/15/47 (b)		209	290
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 2.35%, 2.46%, 4/25/30 (b)	$	507	515
3.00%, 9/25/45 – 5/25/47		997	987
3.50%, 5/25/45 – 5/25/47		722	723
3.88%, 5/25/45 (b)(c)		15	15
4.00%, 5/25/45		30	30
FMC GMSR Issuer Trust,
5.07%, 5/25/24 (b)(c)		650	655
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.00%, 8/28/39 (b)	EUR	305	351
GSR Mortgage Loan Trust,
5.75%, 1/25/37	$	104	89
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 0.30%, 1/19/38 (b)		273	263
Headlands Residential LLC,
3.97%, 6/25/24 (c)		150	151
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (b)	EUR	363	393
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35	$	45	41
JP Morgan Mortgage Trust,
3.51%, 6/25/37 (b)		41	37
6.00%, 6/25/37		24	27
L1C 2020-1 LLC,
5.29%, 8/25/51 (c)		400	401
Landmark Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.60%, 0.06%, 6/17/38 (b)	EUR	384	426
Legacy Mortgage Asset Trust,
3.25%, 2/25/60 (c)	$	543	550
Lehman Mortgage Trust,
6.50%, 9/25/37		635	295
LHOME Mortgage Trust,
3.23%, 10/25/24 (c)		170	171
4.58%, 10/25/23 (c)		243	244
New Residential Mortgage Loan Trust,
3.23%, 8/25/60 (c)		103	104
New Residential Mortgage Loan Trust,
4.00%, 9/25/57 (b)(c)		306	325
NRPL Trust,
4.25%, 7/25/67 (c)		440	443
NYMT Loan Trust,
3.96%, 6/25/25 (c)		636	639
OBX Trust,
3.50%, 2/25/60 (b)(c)		180	185
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 0.43%, 1/15/39 (b)	GBP	260	359
RALI Trust,
6.00%, 4/25/36 – 1/25/37	$	31	30
Residential Asset Securitization Trust,
6.00%, 7/25/36		24	19
RMF Buyout Issuance Trust,
1.71%, 6/25/30 (b)(c)		356	358
2.15%, 6/25/30 (b)(c)		150	151
Rochester Financing No. 2 PLC,
3 Month GBP LIBOR + 2.75%, 3.83%, 6/18/45 (b)	GBP	350	483
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/56 – 5/25/60	$	5,301	5,561

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

4.00%, 7/25/56 (b)		300	304
4.00%, 8/25/56 (b)(c)		400	410
4.00%, 8/25/58 – 2/25/59		495	543
4.25%, 8/25/59 – 5/25/60(b)(c)		1,250	1,262
4.50%, 6/25/57		935	1,042
4.75%, 7/25/56 – 6/25/57(b)(c)		700	720
4.75%, 10/25/58 (b)		300	315
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 1.96%, 5/25/47 (b)(c)		846	750
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (b)	EUR	500	484
TVC Mortgage Trust,
3.47%, 9/25/24 (c)	$	200	202
			24,812
Municipal Bonds (1.3%)
Chicago O’Hare International Airport, IL,
O’Hare International Airport Revenue Series 2010B
6.40%, 1/1/40		115	166
City of New York, NY,
Series G-1
5.97%, 3/1/36		245	330
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds Series A
6.18%, 1/1/34		705	965
Methodist Hospital (The),
Series 20A
2.71%, 12/1/50		300	277
Pennsylvania State University/The, PA,
Series D
2.84%, 9/1/50		325	318
University of Virginia, VA
2.26%, 9/1/50		325	282
			2,338
Sovereign (5.0%)
Australia Government Bond,
3.25%, 4/21/25	AUD	1,100	928
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25	BRL	2,100	412
Croatia Government International Bond,
1.50%, 6/17/31	EUR	275	340
Dominican Republic International Bond,
5.88%, 1/30/60 (c)	$	400	385
Ecuador Government International Bond,
0.50%, 7/31/40 (c)(l)		62	27
Egypt Government Bond,
13.77%, 1/5/24	EGP	2,800	177
Egypt Government International Bond,
6.38%, 4/11/31 (c)	EUR	400	482
7.50%, 2/16/61 (c)	$	200	182
Export-Import Bank of India,
3.25%, 1/15/30 (c)		200	199
Honduras Government International Bond,
5.63%, 6/24/30 (c)		150	158
Italy Buoni Poliennali Del Tesoro,
0.65%, 10/28/27 (c)	EUR	226	279
1.30%, 5/15/28 (c)		209	282
Ivory Coast Government International Bond,
4.88%, 1/30/32 (c)		230	264

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Mexican Bonos,
Series M
7.75%, 5/29/31	MXN	13,000	678
Mexico Government International Bond,
3.75%, 4/19/71	$	200	174
Morocco Government International Bond,
4.00%, 12/15/50 (c)		200	178
Nigeria Government International Bond,
9.25%, 1/21/49 (c)(f)		400	441
North Macedonia Government International Bond,
1.63%, 3/10/28 (c)	EUR	160	184
Pertamina Persero PT,
6.50%, 11/7/48 (c)	$	350	450
Petroleos Mexicanos,
6.50%, 1/23/29		210	213
6.84%, 1/23/30		180	183
6.88%, 10/16/25 (c)(f)		170	184
6.95%, 1/28/60		55	47
7.69%, 1/23/50		159	147
Qatar Government International Bond,
5.10%, 4/23/48 (c)		300	380
Republic of Belarus Ministry of Finance,
6.38%, 2/24/31 (c)		220	204
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	6,815	421
8.25%, 3/31/32		7,358	431
Republic of Uzbekistan Bond,
3.70%, 11/25/30 (c)(f)	$	200	195
Senegal Government International Bond,
6.25%, 5/23/33 (c)		200	200
Serbia International Bond,
1.65%, 3/3/33 (c)	EUR	150	171
			8,996
Supranational (0.3%)
Banque Ouest Africaine de Developpement,
2.75%, 1/22/33 (c)	$	100	121
4.70%, 10/22/31 (c)		350	374
			495
Total Fixed Income Securities (Cost $174,683)			176,721

	Shares
Short-Term Investments (18.2%)
Investment Company (16.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (m) (Cost $30,305)	30,305,076	30,305
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (m) (Cost $1,507)	1,506,750	1,507

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

	Face Amount (000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill
0.09%, 6/3/21 (n) (Cost $833)	$833	833
Total Short-Term Investments (Cost $32,851)		32,645
Total Investments (116.9%) (Cost $207,534) Including $1,656 of Securities Loaned (o)(p)(q)		209,366
Liabilities in Excess of Other Assets (-16.9%)		(30,314)
Net Assets (100.0%)		$179,052

(a)	Security is subject to delayed delivery.

(b)	Floating or variable rate securities: The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)	When-issued security.

(e)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2021.

(f)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $1,656,000 and $1,691,000, respectively. The Fund received cash collateral of approximately $1,507,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $185,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(g)	Perpetual – One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2021.

(h)	Issuer in bankruptcy.

(i)	Non-income producing security; bond in default.

(j)	Acquired through exchange offer.

(k)	At March 31, 2021, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(l)	Multi-step – Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(m)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(n)	Rate shown is the yield to maturity at March 31, 2021.

(o)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

(p)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(q)	At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,338,000 and the aggregate gross unrealized depreciation is approximately $4,423,000, resulting in net unrealized appreciation of approximately $1,915,000.

EURIBOR	Euro Interbank Offered Rate.

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

IO	Interest Only.

LIBOR	London Interbank Offered Rate.

MTN	Medium Term Note.

OAT	Obligations Assimilables du Trésor (French Treasury Obligation).

PAC	Planned Amortization Class.

REMIC	Real Estate Mortgage Investment Conduit.

STRIPS	Separate Trading of Registered Interest and Principal of Securities.

TBA	To Be Announced.

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	AUD	2,201		$1,743	5/25/21	$71
Bank of America NA		$727	AUD	941	5/25/21	(12)
Bank of America NA		$1	CAD	1	5/25/21	— @
Barclays Bank PLC	BRL	2,365		$435	5/25/21	17
Barclays Bank PLC	CAD	1,229		$974	5/25/21	(4)
BNP Paribas SA	CHF	400		$447	5/25/21	23
BNP Paribas SA	CHF	425		$473	5/25/21	23
BNP Paribas SA	GBP	225		$317	5/25/21	6
BNP Paribas SA	IDR	5,140,174		$361	5/25/21	8
BNP Paribas SA	MXN	9,533		$452	5/25/21	(12)
BNP Paribas SA		$80	CAD	100	5/25/21	(— @)
BNP Paribas SA		$459	KRW	507,940	5/25/21	(11)
BNP Paribas SA	ZAR	8,183		$530	5/25/21	(21)
Citibank NA	EUR	145		$173	5/25/21	3
Citibank NA		$448	CNY	2,915	5/25/21	(5)
JPMorgan Chase Bank NA	EUR	4,830		$5,879	5/25/21	209
JPMorgan Chase Bank NA	IDR	6,382,241		$437	5/25/21	(— @)
JPMorgan Chase Bank NA		$160	ZAR	2,493	5/25/21	7
Royal Bank Of Canada		$445	JPY	46,708	5/25/21	(23)
Royal Bank Of Canada		$1,375	NOK	11,663	5/25/21	(11)
State Street Bank and Trust Co.		$458	CAD	573	5/25/21	(2)
UBS AG	MXN	5,936		$285	5/25/21	(4)
UBS AG	SEK	7,535		$912	5/25/21	49
UBS AG		$468	JPY	49,107	5/25/21	(24)
UBS AG		$204	ZAR	3,168	5/25/21	9
UBS AG		$132	ZAR	1,989	5/25/21	2
UBS AG	ZAR	12,971		$864	5/25/21	(9)
						$289

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	65	Jun-21		$13,000	$14,347	$(12)
U.S. Treasury 5 yr. Note	83	Jun-21		8,300	10,242	(107)
U.S. Treasury Ultra Bond	50	Jun-21		5,000	9,061	(375)

Short:
Euro OAT	13	Jun-21	EUR	(1,300)	(2,469)	4
German Euro 30 yr. Bond	1	Jun-21		(100)	(242)	4
German Euro BTP	3	Jun-21		(300)	(525)	(3)
German Euro Bund	3	Jun-21		(300)	(603)	1
U.S. Treasury 10 yr. Note	9	Jun-21		$(900)	(1,178)	24
U.S. Treasury 30 yr. Bond	14	Jun-21		(1,400)	(2,164)	57
U.S. Treasury Ultra Long Bond	46	Jun-21		(4,600)	(6,610)	194
UK Long Gilt Bond	6	Jun-21	GBP	(600)	(1,055)	7
						$(206)

@	Value is less than $500.

AUD	– Australian Dollar

BRL	– Brazilian Real

CAD	– Canadian Dollar

CHF	– Swiss Franc

CNY	– Chinese Yuan Renminbi

EGP	– Egyptian Pound

EUR	– Euro

GBP	– British Pound

IDR	– Indonesian Rupiah

JPY	– Japanese Yen

KRW	– South Korean Won

MXN	– Mexican Peso

NOK	– Norwegian Krone

SEK	– Swedish Krona

USD	– United States Dollar

ZAR	– South African Rand

Portfolio Composition*
Classification	Percentage of Total Investments
Industrials	17.7%
Agency Fixed Rate Mortgages	17.7
Short-Term Investments	15.1
Finance	14.1
Mortgages - Other	12.1
Asset-Backed Securities	9.2
Other**	9.0
Commercial Mortgage-Backed Securities	5.1
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open long/short futures contracts with a value of approximately $48,496,000 and net unrealized depreciation of approximately $206,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $289,000.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (92.2%)
Aerospace & Defense (2.6%)
Axon Enterprise, Inc. (a)	70,712	$10,071

Biotechnology (2.9%)
Alnylam Pharmaceuticals, Inc. (a)	13,986	1,975
Exact Sciences Corp. (a)	30,894	4,071
Moderna, Inc. (a)	39,183	5,131
		11,177
Diversified Holding Companies (0.7%)
BowX Acquisition Corp., Class A SPAC	43,477	508
Soaring Eagle Acquisition Corp. SPAC	229,320	2,321
		2,829
Entertainment (5.0%)
ROBLOX Corp., Class A (a)	32,381	2,099
Roku, Inc. (a)	16,774	5,465
Skillz, Inc. (a)	607,413	11,565
		19,129
Health Care Equipment & Supplies (2.6%)
DexCom, Inc. (a)	16,948	6,091
Penumbra, Inc. (a)	14,333	3,878
		9,969
Health Care Providers & Services (4.3%)
Covetrus, Inc. (a)	334,855	10,035
Guardant Health, Inc. (a)	27,808	4,245
Oak Street Health, Inc. (a)	43,132	2,341
		16,621
Health Care Technology (6.1%)
Agilon Health Topco, Inc.(a)(b)(c)
(acquisition cost – $596; acquired 11/7/18)	1,577	1,715
GoodRx Holdings, Inc., Class A (a)	98,924	3,860
Teladoc Health, Inc. (a)	20,741	3,770
Veeva Systems, Inc., Class A (a)	53,912	14,084
		23,429
Hotels, Restaurants & Leisure (3.1%)
Airbnb, Inc., Class B (a)	67,272	11,948

Information Technology Services (17.0%)
Affirm Holdings, Inc. (a)	24,575	1,738
Fastly, Inc., Class A (a)	221,749	14,919
MongoDB, Inc. (a)	34,914	9,337
Okta, Inc. (a)	48,569	10,706
Snowflake, Inc., Class A (a)	42,409	9,724
Twilio, Inc., Class A (a)	57,012	19,427
		65,851
Interactive Media & Services (13.6%)
Pinterest, Inc., Class A (a)	286,408	21,203
Twitter, Inc. (a)	319,524	20,331
Zillow Group, Inc., Class C (a)	44,234	5,734

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

ZoomInfo Technologies, Inc., Class A (a)	105,124	5,141
		52,409
Internet & Direct Marketing Retail (13.1%)
Chewy, Inc., Class A (a)	40,164	3,402
ContextLogic, Inc., Class A (a)(d)	293,783	4,642
DoorDash, Inc., Class A (a)	101,975	13,372
Farfetch Ltd., Class A (a)	171,097	9,071
Overstock.com, Inc. (a)	67,897	4,499
Stitch Fix, Inc., Class A (a)	88,038	4,361
Wayfair, Inc., Class A (a)	36,253	11,411
		50,758
Leisure Products (1.1%)
Peloton Interactive, Inc., Class A (a)	38,966	4,381

Life Sciences Tools & Services (2.1%)
10X Genomics, Inc., Class A (a)	22,552	4,082
NanoString Technologies, Inc. (a)	60,712	3,989
		8,071
Metals & Mining (0.8%)
MP Materials Corp. (a)(d)	54,991	1,977
Royal Gold, Inc.	11,323	1,219
		3,196
Oil, Gas & Consumable Fuels (0.7%)
Texas Pacific Land Corp.	1,626	2,584

Pharmaceuticals (3.4%)
Royalty Pharma PLC, Class A (United Kingdom)	298,716	13,030

Real Estate Management & Development (1.5%)
Opendoor Technologies, Inc. (a)(d)	78,408	1,662
Redfin Corp. (a)	64,726	4,310
		5,972
Software (8.0%)
Appian Corp. (a)	9,942	1,322
Cloudflare, Inc., Class A (a)	82,701	5,810
Coupa Software, Inc. (a)	29,539	7,517
MicroStrategy, Inc., Class A (a)	3,188	2,164
Nuance Communications, Inc. (a)	90,961	3,969
Qualtrics International, Inc., Class A (a)	60,770	2,000
Trade Desk, Inc. (The), Class A (a)	8,963	5,841
Unity Software, Inc. (a)	21,401	2,147
		30,770
Specialty Retail (3.6%)
Carvana Co. (a)	53,409	14,015
Total Common Stocks (Cost $270,389)		356,210

Preferred Stock (0.1%)
Internet & Direct Marketing Retail (0.1%)
Overstock.com, Inc. Series A-1 (a) (Cost $80)	7,866	549

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Short-Term Investments (9.9%)
Securities held as Collateral on Loaned Securities (1.7%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	5,092,946	5,093

	Face
	Amount
	(000)
Repurchase Agreements (0.4%)
HSBC Securities USA, Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $264; fully collateralized by U.S. Government obligations; 1.75% - 2.13% due 6/30/21 - 5/15/22; valued at $269)	$264	264
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $1,109; fully collateralized by U.S. Government obligations; 0.38% - 2.88% due 9/30/23 - 4/30/25; valued at $1,132)	1,109	1,109
		1,373
Total Securities held as Collateral on Loaned Securities (Cost $6,466)		6,466

	Shares
Investment Company (8.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $31,709)	31,709,143	31,709
Total Short-Term Investments (Cost $38,175)		38,175
Total Investments Excluding Purchased Options (102.2%) (Cost $308,644)		394,934
Total Purchased Options Outstanding (0.2%) (Cost $1,900)		613
Total Investments (102.4%) (Cost $310,544) Including $8,280 of Securities Loaned (f)(g)		395,547
Liabilities in Excess of Other Assets (-2.4%)		(9,244)
Net Assets (100.0%)		$386,303

The Fund had the following Derivative Contracts - PIPE open at March 31, 2021.

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Appreciation (Depreciation) (000)	% of Net Assets
Good Works Acquisition Corp.	Cipher Mining (a)(b)(h)(j)	$2,024,460	05/31/21	$168	0.04%
Thoma Bravo Advantage	IronSource Ltd. (a)(b)(i)(j)	3,783,790	05/31/21	(129)	(0.03)
				$39	0.01%

(a)	Non-income producing security.
(b)	At March 31, 2021, the Fund held a fair valued security valued at approximately $1,754,000, representing 0.5% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2021 amounts to approximately $13,663,000 and represents 3.5% of net assets.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $8,280,000 and $8,125,000, respectively. The Fund received cash collateral of approximately $6,478,000, of which approximately $6,466,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2021, there was uninvested cash collateral of approximately $12,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,647,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $99,483,000 and the aggregate gross unrealized depreciation is approximately $14,441,000, resulting in net unrealized appreciation of approximately $85,042,000.
(h)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 202,446 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Cipher Mining., and Good Works Acquisition Corp., a special purpose acquisition company (SPAC). The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Good Works Acquisition Corp., and Cipher Mining, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Good Works Acquisition Corp., and Cipher Mining. The investment is restricted from resale until the settlement date.
(i)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 378,379 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between IronSource Ltd., and Thoma Bravo Advantage, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both IronSource Ltd., and Thoma Bravo Advantage, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to IronSource Ltd., and Thoma Bravo Advantage. The investment is restricted from resale until the settlement date.
(j)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

SPAC	Special Purpose Acquisition Company.
PIPE	Private Investment in Public Equity.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep - 21	48,631,053	$48,631	$14		$294	$(280)
BNP Paribas	USD/CNH	CNH	7.45	Jan - 22	75,453,606	75,454	224		403	(179)
BNP Paribas	USD/CNH	CNH	7.64	Nov - 21	60,267,001	60,267	80		327	(247)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar - 22	75,023,260	75,023	288		373	(85)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul - 21	53,638,983	53,639	7		284	(277)
Royal Bank of Scotland	USD/CNH	CNH	8.48	May - 21	35,020,637	35,021	—	@	219	(219)
							$613		$1,900	$(1,287)

@	Value is less than $500.
CNH	– Chinese Yuan Renminbi Offshore
USD	– United States Dollar

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	34.3%
Information Technology Services	16.7
Interactive Media & Services	13.3
Internet & Direct Marketing Retail	13.1
Short-Term Investments	8.7
Software	8.0
Health Care Technology	5.9
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open PIPE contracts with net unrealized appreciation of approximately $39,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.9%)
Angola (1.0%)
Sovereign (1.0%)
Angolan Government International Bond,
8.00%, 11/26/29 (a)	$790	$744
9.38%, 5/8/48 (a)	890	841
		1,585
Argentina (1.4%)
Corporate Bonds (1.1%)
Province of Santa Fe,
6.90%, 11/1/27 (a)	960	662
Provincia de Entre Rios Argentina,
5.00%, 8/8/28 (a)(b)(c)	1,523	960
		1,622
Sovereign (0.3%)
Argentine Republic Government International Bond,
0.13%, 7/9/30 – 7/9/35(d)	1,476	472
1.00%, 7/9/29	148	53
		525
		2,147
Armenia (0.6%)
Sovereign (0.6%)
Republic of Armenia International Bond,
3.95%, 9/26/29	460	438
7.15%, 3/26/25	370	410
		848
Azerbaijan (0.9%)
Sovereign (0.9%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32	1,460	1,447

Bahrain (0.7%)
Sovereign (0.7%)
Bahrain Government International Bond,
7.50%, 9/20/47	1,050	1,100

Belarus (0.8%)
Sovereign (0.8%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)	720	670
Republic of Belarus Ministry of Finance,
6.38%, 2/24/31 (a)	550	511
		1,181
Brazil (4.1%)
Corporate Bonds (1.7%)
Braskem Netherlands Finance BV,
4.50%, 1/31/30 (a)	1,030	1,037

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

CSN Inova Ventures,
6.75%, 1/28/28 (a)	930	987
MARB BondCo PLC,
3.95%, 1/29/31 (a)	480	457
Suzano Austria GmbH,
3.75%, 1/15/31	175	180
		2,661
Sovereign (2.4%)
Brazilian Government International Bond,
3.88%, 6/12/30 (e)	460	447
4.50%, 5/30/29	420	433
5.00%, 1/27/45	1,339	1,278
6.00%, 4/7/26	1,250	1,437
		3,595
		6,256
Chile (2.0%)
Corporate Bond (0.7%)
Colbun SA,
3.15%, 3/6/30 (a)	990	1,018

Sovereign (1.3%)
Chile Government International Bond,
3.50%, 1/25/50	900	919
3.86%, 6/21/47	230	247
Empresa Nacional del Petroleo,
4.75%, 12/6/21	761	778
		1,944
		2,962
China (4.4%)
Corporate Bond (0.6%)
Fufeng Group Ltd.,
5.88%, 8/28/21	950	965

Sovereign (3.8%)
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42	390	466
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	650	705
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)	1,600	1,636
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	1,340	1,340
3.70%, 6/10/25	750	801
3.70%, 6/10/25 (a)	838	895
		5,843
		6,808
Colombia (2.9%)
Corporate Bonds (1.3%)
Geopark Ltd.,
6.50%, 9/21/24 (a)	890	923
Millicom International Cellular SA,
6.63%, 10/15/26 (a)	351	375

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)		564	613
			1,911
Sovereign (1.6%)
Colombia Government International Bond,
3.00%, 1/30/30		556	546
5.00%, 6/15/45		1,740	1,860
			2,406
			4,317
Costa Rica (0.3%)
Sovereign (0.3%)
Costa Rica Government International Bond,
6.13%, 2/19/31 (a)		380	383

Croatia (0.3%)
Sovereign (0.3%)
Croatia Government International Bond,
6.00%, 1/26/24		400	458

Dominican Republic (3.7%)
Sovereign (3.7%)
Dominican Republic International Bond,
4.88%, 9/23/32 (a)		230	235
5.30%, 1/21/41 (a)		410	404
5.88%, 1/30/60 (a)		960	923
6.00%, 7/19/28 (a)		570	644
6.85%, 1/27/45 (a)		740	821
6.88%, 1/29/26 (a)		820	954
7.45%, 4/30/44 (a)		739	873
9.75%, 6/5/26 (a)	DOP	44,050	840
			5,694
Ecuador (1.3%)
Sovereign (1.3%)
Ecuador Government International Bond,
0.00%, 7/31/30 (a)		$273	111
0.50%, 7/31/30 – 7/31/40(a)(d)		3,770	1,826
0.50%, 7/31/40 (d)		265	115
			2,052
Egypt (5.0%)
Sovereign (5.0%)
Egypt Government Bond,
13.77%, 1/5/24	EGP	20,850	1,319
14.06%, 1/12/26		12,560	792
Egypt Government International Bond,
4.75%, 4/16/26	EUR	510	619
5.25%, 10/6/25 (a)		$550	570
6.38%, 4/11/31 (a)	EUR	1,050	1,266
6.59%, 2/21/28		$550	566
7.50%, 1/31/27 – 2/16/61(a)		1,360	1,341
8.15%, 11/20/59 (a)		840	804
8.88%, 5/29/50 (a)		340	348
			7,625

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

El Salvador (1.5%)
Sovereign (1.5%)
El Salvador Government International Bond,
6.38%, 1/18/27	1,141	1,133
7.12%, 1/20/50 (a)	360	323
8.63%, 2/28/29 (a)	760	811
		2,267
Gabon (0.4%)
Sovereign (0.4%)
Republic of Gabon,
6.95%, 6/16/25 (a)	610	636

Ghana (1.7%)
Sovereign (1.7%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)	1,060	984
8.88%, 5/7/42 (a)	680	655
8.95%, 3/26/51 (a)	1,070	1,017
		2,656
Guatemala (1.3%)
Sovereign (1.3%)
Guatemala Government Bond,
4.88%, 2/13/28	1,410	1,558
6.13%, 6/1/50 (a)	320	372
		1,930
Honduras (0.1%)
Sovereign (0.1%)
Honduras Government International Bond,
5.63%, 6/24/30 (a)	180	189

Hungary (1.2%)
Sovereign (1.2%)
Hungary Government International Bond,
5.38%, 3/25/24	1,250	1,418
7.63%, 3/29/41	220	357
		1,775
India (0.5%)
Sovereign (0.5%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	790	838

Indonesia (5.4%)
Sovereign (5.4%)
Indonesia Government International Bond,
3.85%, 7/18/27	400	440
4.13%, 1/15/25	1,484	1,629
4.45%, 4/15/70	660	725
4.75%, 1/8/26 (a)	830	941
4.75%, 1/8/26	990	1,123
5.35%, 2/11/49	200	249
5.88%, 1/15/24	1,250	1,417
Pertamina Persero PT,
6.45%, 5/30/44 (a)	680	848

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

6.50%, 11/7/48 (a)		660	848
			8,220
Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast Government International Bond,
4.88%, 1/30/32 (a)	EUR	590	676

Jamaica (1.3%)
Sovereign (1.3%)
Jamaica Government International Bond,
7.88%, 7/28/45		$720	979
8.00%, 3/15/39		710	976
			1,955
Jordan (0.6%)
Sovereign (0.6%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		840	861

Kazakhstan (2.0%)
Sovereign (2.0%)
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)		200	233
5.13%, 7/21/25		1,000	1,163
6.50%, 7/21/45		320	455
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (a)		980	1,255
			3,106
Kenya (0.8%)
Sovereign (0.8%)
Kenya Government International Bond,
8.00%, 5/22/32 (a)		1,110	1,182

Lebanon (0.2%)
Sovereign (0.2%)
Lebanon Government International Bond,
6.85%, 3/23/27 – 5/25/29 (b)(c)		2,940	357

Macedonia (0.3%)
Sovereign (0.3%)
North Macedonia Government International Bond,
1.63%, 3/10/28 (a)	EUR	350	402

Malaysia (0.5%)
Sovereign (0.5%)
Petronas Capital Ltd.,
3.50%, 3/18/25		$720	779

Mexico (7.3%)
Corporate Bond (0.9%)
Orbia Advance Corp SAB de CV,
5.50%, 1/15/48 (a)		1,240	1,415

Sovereign (6.4%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)		243	243

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Mexican Bonos Series M,
7.75%, 5/29/31	MXN	29,597	1,544
Mexico Government International Bond,
3.75%, 1/11/28 – 4/19/71		$610	571
4.15%, 3/28/27 (e)		1,244	1,382
4.50%, 4/22/29		410	455
Petroleos Mexicanos,
6.84%, 1/23/30		1,501	1,526
6.88%, 10/16/25 (a)(e)		575	624
6.95%, 1/28/60		470	404
7.69%, 1/23/50		3,238	3,002
			9,751
			11,166
Mongolia (0.7%)
Sovereign (0.7%)
Mongolia Government International Bond,
5.13%, 4/7/26 (a)		240	257
5.63%, 5/1/23		740	776
			1,033
Morocco (0.4%)
Sovereign (0.4%)
Morocco Government International Bond,
4.00%, 12/15/50 (a)		610	541

Nigeria (3.1%)
Corporate Bond (0.7%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)		950	1,028

Sovereign (2.4%)
Nigeria Government International Bond,
6.38%, 7/12/23		270	290
6.50%, 11/28/27 (a)		920	951
7.14%, 2/23/30 (a)(e)		860	880
9.25%, 1/21/49 (a)		1,400	1,542
			3,663
			4,691
Oman (3.1%)
Sovereign (3.1%)
Oman Government International Bond,
6.00%, 8/1/29 (a)		2,200	2,293
6.25%, 1/25/31 (a)		2,370	2,484
			4,777
Pakistan (0.5%)
Sovereign (0.5%)
Islamic Republic of Pakistan,
7.38%, 4/8/31 (a)		800	818

Panama (2.8%)
Corporate Bond (0.3%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30 (a)		375	389

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Sovereign (2.5%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)	765	813
Panama Government International Bond,
3.87%, 7/23/60	470	466
4.00%, 9/22/24	914	997
4.50%, 4/1/56	450	494
8.88%, 9/30/27	763	1,054
		3,824
		4,213
Paraguay (1.3%)
Sovereign (1.3%)
Paraguay Government International Bond,
4.95%, 4/28/31 (a)	600	681
5.40%, 3/30/50 (a)	1,100	1,245
		1,926
Peru (2.7%)
Sovereign (2.7%)
Corporación Financiera de Desarrollo SA,
2.40%, 9/28/27 (a)	280	277
5.25%, 7/15/29 (a)	998	1,063
Peruvian Government International Bond,
5.63%, 11/18/50	890	1,181
6.55%, 3/14/37	1,150	1,557
		4,078
Philippines (2.1%)
Sovereign (2.1%)
Philippine Government International Bond,
3.95%, 1/20/40	386	416
9.50%, 2/2/30	1,749	2,724
		3,140
Poland (0.6%)
Sovereign (0.6%)
Republic of Poland Government International Bond,
3.00%, 3/17/23	940	987

Qatar (3.2%)
Sovereign (3.2%)
Qatar Government International Bond,
3.75%, 4/16/30 (a)	760	851
4.00%, 3/14/29	420	478
4.82%, 3/14/49 (a)	2,870	3,523
		4,852
Romania (1.6%)
Sovereign (1.6%)
Romanian Government International Bond,
3.00%, 2/14/31	380	381
4.00%, 2/14/51	830	806
4.38%, 8/22/23	600	652
4.88%, 1/22/24	500	556
		2,395

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Russia (3.7%)
Sovereign (3.7%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	2,200	2,277
5.63%, 4/4/42	2,800	3,436
		5,713
Saudi Arabia (2.2%)
Sovereign (2.2%)
Saudi Government International Bond,
3.45%, 2/2/61 (a)	800	738
4.38%, 4/16/29	1,100	1,257
5.25%, 1/16/50 (a)	1,080	1,327
		3,322
Senegal (0.6%)
Sovereign (0.6%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)	920	921

Serbia (0.2%)
Sovereign (0.2%)
Serbia International Bond,
2.13%, 12/1/30 (a)	310	287

South Africa (1.4%)
Sovereign (1.4%)
Eskom Holdings SOC Ltd.,
8.45%, 8/10/28	710	774
8.45%, 8/10/28 (a)(e)	1,220	1,331
		2,105
Sri Lanka (0.8%)
Sovereign (0.8%)
Sri Lanka Government International Bond,
6.20%, 5/11/27	1,800	1,111
7.55%, 3/28/30	300	185
		1,296
Turkey (3.4%)
Sovereign (3.4%)
Turkey Government International Bond,
4.88%, 4/16/43	630	483
5.25%, 3/13/30	1,670	1,488
5.88%, 6/26/31	1,300	1,179
6.38%, 10/14/25	830	824
6.88%, 3/17/36	700	667
7.25%, 12/23/23	480	496
		5,137
Ukraine (2.5%)
Sovereign (2.5%)
Ukraine Government International Bond,
7.75%, 9/1/23 – 9/1/26	3,550	3,843

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

United Arab Emirates (3.4%)
Corporate Bond (0.6%)
Galaxy Pipeline Assets Bidco Ltd.,
3.25%, 9/30/40 (a)	965	924

Sovereign (2.8%)
Abu Dhabi Government International Bond,
2.50%, 9/30/29 (a)	1,750	1,799
2.70%, 9/2/70 (a)	820	696
3.13%, 5/3/26	938	1,019
DP World Crescent Ltd.,
4.85%, 9/26/28	740	829
		4,343
		5,267
Uruguay (1.7%)
Sovereign (1.7%)
Uruguay Government International Bond,
4.38%, 10/27/27	1,100	1,252
5.10%, 6/18/50	1,020	1,268
		2,520
Uzbekistan (0.3%)
Sovereign (0.3%)
Republic of Uzbekistan Bond,
3.70%, 11/25/30 (a)	410	399

Venezuela (0.5%)
Sovereign (0.5%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (b)(c)	15,740	746

Zambia (0.2%)
Sovereign (0.2%)
Zambia Government International Bond,
5.38%, 9/20/22	650	365
Total Fixed Income Securities (Cost $156,251)		149,230

	No. of Warrants
Warrants (0.0%) (f)
Nigeria (0.0%) (f)
Central Bank of Nigeria Bond, expires 11/15/20	750	1
Venezuela (0.0%) (f)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (g)	3,750	8
Total Warrants (Cost $—)		9

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Shares
Short-Term Investments (3.6%)
Securities held as Collateral on Loaned Securities (1.7%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $2,044)	2,043,604	2,044

	Face Amount (000)
Repurchase Agreements (0.4%)
HSBC Securities USA, Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $106; fully collateralized by U.S. Government obligations; 1.75% - 2.13% due 6/30/21 - 5/15/22; valued at $108)	$106	106
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $445; fully collateralized by U.S. Government obligations; 0.38% - 2.88% due 9/30/23 - 4/30/25; valued at $454)	445	445
		551
Total Securities held as Collateral on Loaned Securities (Cost $2,595)		2,595

Shares
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $1,995)	1,995,220	1,995

		Face Amount (000)
Sovereign (0.6%)
Egypt (0.6%)
Egypt Treasury Bill,
13.25%, 9/7/21	EGP	15,850	957
Total Short-Term Investments (Cost $5,543)			5,547
Total Investments (101.5%) (Cost $161,794) Including $3,882 of Securities Loaned (i)(j)(k)			154,786
Liabilities in Excess of Other Assets (-1.5%)			(2,227)
Net Assets (100.0%)			$152,559

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Non-income producing security; bond in default.
(c)	Issuer in bankruptcy.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

(e)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $3,882,000 and $3,961,000, respectively. The Fund received cash collateral of approximately $2,600,000, of which approximately $2,595,000, was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2021, there was uninvested cash collateral of approximately $5,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,361,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(f)	Amount is less than 0.05%.
(g)	Perpetual maturity date. Date disclosed is the last expiration date.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(i)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(j)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.
(k)	At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,065,000 and the aggregate gross unrealized depreciation is approximately $14,991,000, resulting in net unrealized depreciation of approximately $6,926,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts: The Fund had the following foreign currency forward exchange contracts open at March 31, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
BNP Paribas SA	EUR	2,300	$2,772	5/25/21	$71
BNP Paribas SA	EUR	340	$410	5/25/21	11
					$82

DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
MXN	–	Mexican Peso

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	90.2%
Corporate Bonds	7.8
Other**	2.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with unrealized appreciation of approximately $82,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Argentina (1.0%)
Globant SA (a)	11,644	$2,417

Brazil (5.1%)
Hapvida Participacoes e Investimentos SA	882,265	2,332
Localiza Rent a Car SA	167,843	1,781
Lojas Renner SA	342,572	2,592
Pagseguro Digital Ltd., Class A (a)	50,797	2,352
Petroleo Brasileiro SA	353,304	1,503
Petroleo Brasileiro SA (Preference)	424,930	1,820
		12,380
China (26.1%)
Alibaba Group Holding Ltd. (a)(b)	332,396	9,407
Anhui Conch Cement Co., Ltd., Class A	268,784	2,100
China Construction Bank Corp. H Shares (b)	4,196,230	3,530
China International Capital Corp., Ltd. H Shares (a)(b)(c)	527,200	1,278
China Mengniu Dairy Co., Ltd. (a)(b)	549,000	3,143
China Resources Beer Holdings Co., Ltd. (b)	504,000	3,951
China Resources Land Ltd. (b)	232,000	1,124
Jiangsu Hengrui Medicine Co., Ltd., Class A	63,758	896
Joincare Pharmaceutical Group Industry Co. Ltd.	342,300	669
Kweichow Moutai Co., Ltd., Class A	19,591	6,004
Meituan, Class B (a)(b)	54,100	2,075
New Oriental Education & Technology Group, Inc. ADR (a)	181,210	2,537
Ping An Insurance Group Co. of China Ltd., Class A	124,889	1,499
Ping An Insurance Group Co. of China Ltd. H Shares (b)	94,500	1,125
Shenzhou International Group Holdings Ltd. (b)	183,100	3,794
TAL Education Group ADR (a)	25,068	1,350
Tencent Holdings Ltd. (b)	231,900	18,196
Wuxi Biologics Cayman, Inc. (a)(b)	89,000	1,115
		63,793
Germany (1.1%)
Infineon Technologies AG	63,874	2,708

Hong Kong (1.1%)
Hong Kong Exchanges & Clearing Ltd.	44,100	2,595

India (9.1%)
Asian Paints Ltd.	40,018	1,389
Bharti Airtel Ltd.	224,911	1,591
Eicher Motors Ltd.	26,499	944
HDFC Bank Ltd. ADR (a)	29,033	2,255
Housing Development Finance Corp., Ltd.	92,858	3,173
ICICI Bank Ltd. (a)	383,570	3,054
ICICI Prudential Life Insurance Co., Ltd. (a)	195,242	1,190
Infosys Ltd.	122,734	2,296
Infosys Ltd. ADR	35,722	669
Mahindra & Mahindra Ltd.	131,841	1,434
Reliance Industries Ltd.	39,498	1,082
Reliance Industries Partly Paid	133,488	1,991
Shree Cement Ltd.	2,965	1,195
		22,263

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Indonesia (1.1%)
Bank Central Asia Tbk PT	1,274,900	2,728

Korea, Republic of (10.9%)
Hyundai Motor Co.	4,922	948
Kakao Corp.	6,403	2,818
Kia Motors Corp.	12,388	907
LG Chem Ltd.	1,589	1,130
NAVER Corp.	4,009	1,336
Samsung Biologics Co., Ltd. (a)	1,769	1,169
Samsung Electronics Co., Ltd.	197,463	14,202
Samsung SDI Co., Ltd.	3,236	1,887
SK Hynix, Inc.	19,971	2,338
		26,735
Mexico (1.3%)
Grupo Aeroportuario del Centro Norte SAB de CV (a)	516,661	3,259

Netherlands (1.7%)
ASML Holding N.V.	6,792	4,193

Panama (1.2%)
Copa Holdings SA, Class A	36,002	2,909

Poland (1.5%)
Allegro.eu SA (a)	97,560	1,372
LPP SA (a)	1,071	2,202
		3,574
Russia (7.4%)
Fix Price Group Ltd. GDR (a)	96,387	941
LUKOIL PJSC ADR	30,892	2,498
Novatek PJSC GDR	16,779	3,314
Novolipetsk Steel PJSC GDR	94,400	3,009
Ozon Holdings PLC ADR (a)	19,636	1,101
TCS Group Holding PLC GDR	65,620	3,806
Yandex N.V., Class A (a)	51,389	3,292
		17,961
Singapore (1.4%)
Sea Ltd. ADR (a)	15,715	3,508

South Africa (5.3%)
Anglo American Platinum Ltd.	19,615	2,860
Anglo American PLC	146,787	5,775
Capitec Bank Holdings Ltd. (a)(c)	25,812	2,483
Clicks Group Ltd.	114,310	1,862
		12,980
Taiwan (15.0%)
Airtac International Group	33,000	1,162
ASE Technology Holding Co., Ltd.	975,738	3,676
Delta Electronics, Inc.	379,000	3,826
MediaTek, Inc.	55,000	1,868
Novatek Microelectronics Corp.	69,000	1,391
Silergy Corp.	13,000	1,050

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Taiwan Semiconductor Manufacturing Co., Ltd.	1,155,000	23,761
		36,734
United Kingdom (3.1%)
Avast PLC	467,901	2,941
Mondi PLC	179,995	4,626
		7,567
United States (4.3%)
Applied Materials, Inc.	11,445	1,529
EPAM Systems, Inc. (a)	6,664	2,643
Lam Research Corp.	2,333	1,389
MercadoLibre, Inc. (a)	1,851	2,725
NIKE, Inc., Class B	15,997	2,126
		10,412
Total Common Stocks (Cost $140,784)		238,716

Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $4,794)	4,794,269	4,794
Total Investments (99.7%) (Cost $145,578) Including $2,884 of Securities Loaned (e)(f)		243,510
Other Assets in Excess of Liabilities (0.3%)		659
Net Assets (100.0%)		$244,169

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $2,884,000 and $3,062000, respectively. The Fund received non-cash collateral of approximately $3,062,000, in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $100,825,000 and the aggregate gross unrealized depreciation is approximately $2,893,000, resulting in net unrealized appreciation of approximately $97,932,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	46.4%
Semiconductors & Semiconductor Equipment	18.0
Interactive Media & Services	10.5
Banks	7.4
Internet & Direct Marketing Retail	6.9
Tech Hardware, Storage & Peripherals	5.8
Oil, Gas & Consumable Fuels	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)
France (6.5%)
L’Oreal SA (BSRM)	2,233	$856
LVMH Moet Hennessy Louis Vuitton SE	826	550
Pernod Ricard SA	4,374	821
		2,227
Germany (4.4%)
SAP SE	12,237	1,499

Italy (0.5%)
Davide Campari-Milano N.V.	16,133	181

Netherlands (2.2%)
Heineken N.V.	7,244	744

United Kingdom (13.8%)
British American Tobacco PLC	21,861	836
Experian PLC	11,043	380
Reckitt Benckiser Group PLC	30,483	2,731
RELX PLC (Euronext N.V.)	6,549	164
RELX PLC (LSE)	24,958	626
		4,737
United States (70.5%)
Abbott Laboratories	12,097	1,450
Accenture PLC, Class A	6,326	1,748
Automatic Data Processing, Inc.	7,964	1,501
Baxter International, Inc.	18,324	1,545
Becton Dickinson & Co.	5,062	1,231
Coca-Cola Co. (The)	12,169	641
Danaher Corp.	6,135	1,381
Factset Research Systems, Inc.	665	205
Fidelity National Information Services, Inc.	6,320	889
Intercontinental Exchange, Inc.	8,294	926
Microsoft Corp.	13,212	3,115
Moody’s Corp.	1,261	377
NIKE, Inc., Class B	2,845	378
Philip Morris International, Inc.	32,569	2,890
Procter & Gamble Co. (The)	11,851	1,605
Roper Technologies, Inc.	1,746	704
Thermo Fisher Scientific, Inc.	3,039	1,387
Visa, Inc., Class A	8,706	1,843
Zoetis, Inc.	2,709	427
		24,243
Total Common Stocks (Cost $19,509)		33,631

Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $486)	486,148	486

Morgan Stanley Variable Insurance Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Total Investments (99.3%) (Cost $19,995) (b)(c)	34,117
Other Assets in Excess of Liabilities (0.7%)	256
Net Assets (100.0%)	$34,373

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(b)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.
(c)	At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,137,000 and the aggregate gross unrealized depreciation is approximately $15,000, resulting in net unrealized appreciation of approximately $14,122,000.
BSRM	Berlin Second Regulated Market.
Euronext N.V.	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	21.9%
Information Technology Services	17.5
Health Care Equipment & Supplies	16.5
Software	13.5
Household Products	12.7
Tobacco	10.9
Beverages	7.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.
Global Infrastructure Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Australia (4.2%)
Atlas Arteria Ltd. (a)	164,649	$744
Sydney Airport (a)(b)	120,049	565
Transurban Group (a)	200,755	2,031
		3,340
Canada (11.6%)
Canadian National Railway Co.	12,271	1,424
Enbridge, Inc.	61,068	2,225
Gibson Energy, Inc. (c)	141,030	2,499
Keyera Corp. (c)	23,932	497
Pembina Pipeline Corp. (c)	29,157	842
TC Energy Corp. (c)	38,452	1,763
		9,250
China (8.7%)
China Everbright Environment Group Ltd. (d)	2,108,000	1,426
China Gas Holdings Ltd. (d)	621,200	2,545
China Merchants Port Holdings Co., Ltd. (d)	361,034	554
GDS Holdings Ltd. ADR (b)	13,009	1,055
Jiangsu Expressway Co., Ltd. H Shares (d)	622,000	774
Zhejiang Expressway Co., Ltd., Class H (d)	688,000	610
		6,964
Denmark (0.9%)
Orsted A/S	4,241	685

France (6.0%)
Aeroports de Paris (ADP) (b)	1,568	187
Getlink SE (b)	43,558	668
Vinci SA	38,142	3,908
		4,763
Germany (1.0%)
Vantage Towers AG (b)	27,938	786

Hong Kong (1.1%)
Power Assets Holdings Ltd.	144,000	850

India (0.7%)
Azure Power Global Ltd. (b)	19,895	541

Italy (3.5%)
Atlantia SpA (b)	42,462	794
Infrastrutture Wireless Italiane SpA	89,028	992
Terna Rete Elettrica Nazionale SpA	129,668	979
		2,765
Japan (2.1%)
Central Japan Railway Co.	3,800	568
East Japan Railway Co.	15,300	1,083
		1,651
Mexico (3.8%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B (b)	88,907	928

Morgan Stanley Variable Insurance Fund, Inc.
Global Infrastructure Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Grupo Aeroportuario del Sureste SAB de CV, Class B (b)	56,330	1,001
Promotora y Operadora de Infraestructura SAB de CV	139,681	1,066
		2,995
New Zealand (1.0%)
Auckland International Airport Ltd. (b)	139,741	765

Spain (4.2%)
Aena SME SA (b)	4,225	685
Cellnex Telecom SA (c)	19,109	1,100
EDP Renovaveis SA	13,237	283
Ferrovial SA	36,824	960
Iberdrola SA	27,624	356
		3,384
Switzerland (0.9%)
Flughafen Zurich AG (Registered) (b)	4,511	741

United Kingdom (5.2%)
National Grid PLC	253,838	3,024
Pennon Group PLC	36,173	486
Severn Trent PLC	20,669	657
		4,167
United States (43.3%)
Ameren Corp.	11,969	974
American Electric Power Co., Inc.	14,251	1,207
American Tower Corp. REIT	23,201	5,547
American Water Works Co., Inc.	10,014	1,501
Atmos Energy Corp.	10,478	1,036
Avangrid, Inc.	16,643	829
Cheniere Energy, Inc. (b)	24,027	1,730
Crown Castle International Corp. REIT	33,060	5,691
Edison International	23,386	1,370
Eversource Energy	18,484	1,601
Kansas City Southern	10,402	2,745
ONEOK, Inc.	55,077	2,790
Republic Services, Inc.	6,979	693
SBA Communications Corp. REIT	4,962	1,377
Sempra Energy	17,333	2,298
Targa Resources Corp.	59,180	1,879
Union Pacific Corp.	2,025	446
Williams Cos., Inc. (The)	29,022	688
		34,402
Total Common Stocks (Cost $60,026)		78,049
Short-Term Investments (6.9%)
Securities held as Collateral on Loaned Securities (5.3%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	3,327,773	3,328

Morgan Stanley Variable Insurance Fund, Inc.
Global Infrastructure Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

	Face Amount (000)
Repurchase Agreements (1.1%)
HSBC Securities USA, Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $172; fully collateralized by U.S. Government obligations; 1.75% - 2.13% due 6/30/21 - 5/15/22; valued at $176)	$172	172
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $725; fully collateralized by U.S. Government obligations; 0.38% - 2.88% due 9/30/23 - 4/30/25; valued at $739)	725	725
		897
Total Securities held as Collateral on Loaned Securities (Cost $4,225)		4,225

	Shares
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $1,289)	1,288,770	1,289
Total Short-Term Investments (Cost $5,514)		5,514
Total Investments (105.1%) (Cost $65,540) Including $6,490 of Securities Loaned (f)(g)		83,563
Liabilities in Excess of Other Assets (-5.1%)		(4,077)
Net Assets (100.0%)		$79,486

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $6,490,000 and $6,700,000, respectively. The Fund received cash collateral of approximately $4,233,000, of which approximately $4,225,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds -Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2021, there was uninvested cash collateral of approximately $8,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $2,467,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Security trades on the Hong Kong exchange.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $1,000, relating to the Fund’s investment in the Liquidity Funds.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Variable Insurance Fund, Inc.
Global Infrastructure Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

(g)	At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $18,677,000 and the aggregate gross unrealized depreciation is approximately $654,000, resulting in net unrealized appreciation of approximately $18,023,000.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	26.2%
Communications	20.9
Electricity Transmission & Distribution	12.9
Toll Roads	8.4
Railroads	7.9
Other**	6.3
Airports	6.2
Diversified	6.1
Water	5.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.
Global Real Estate Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (98.7%)
Australia (3.6%)
Charter Hall Group REIT	36,208	$354
Goodman Group REIT	24,532	338
GPT Group (The) REIT	30,045	105
Mirvac Group REIT	241,681	459
Scentre Group REIT	82,637	177
Stockland REIT	147,065	491
		1,924
Austria (0.2%)
CA Immobilien Anlagen AG	2,142	91
Canada (1.6%)
Granite REIT	9,105	554
RioCan REIT	20,149	312
		866
China (2.2%)
China Resources Land Ltd. (a)	72,000	349
China Resources Mixc Lifestyle Services Ltd. (a)(b)	51,553	307
GDS Holdings Ltd. ADR (b)	3,471	281
Longfor Group Holdings Ltd. (a)	41,000	272
		1,209
Finland (0.5%)
Kojamo Oyj	15,134	296
France (2.5%)
Gecina SA REIT	4,174	575
ICADE REIT	3,366	246
Klepierre SA REIT	7,159	167
Mercialys SA REIT	31,680	349
		1,337
Germany (5.1%)
Alstria Office AG REIT	20,331	329
Deutsche Wohnen SE	15,574	727
LEG Immobilien AG	3,195	420
Vonovia SE	20,108	1,313
		2,789
Hong Kong (5.6%)
ESR Cayman Ltd. (b)	157,600	516
Hysan Development Co., Ltd.	28,000	109
Link REIT	63,575	579
New World Development Co., Ltd.	81,146	420
Sun Hung Kai Properties Ltd.	31,893	483
Swire Properties Ltd.	114,100	353
Wharf Real Estate Investment Co., Ltd.	100,420	563
		3,023
Ireland (0.7%)
Hibernia REIT PLC	306,490	397

Morgan Stanley Variable Insurance Fund, Inc.
Global Real Estate Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Japan (11.3%)
Activia Properties, Inc. REIT	77	338
GLP J-REIT	141	231
Japan Hotel Investment Corp. REIT	407	229
Japan Prime Realty Investment Corp. REIT	49	183
Japan Retail Fund Investment Corp. REIT	471	481
Mitsubishi Estate Co., Ltd.	45,100	787
Mitsubishi Estate Logistics Investment Corp. REIT	60	236
Mitsui Fudosan Co., Ltd.	36,700	833
Mitsui Fudosan Logistics Park, Inc. REIT	36	178
Nippon Building Fund, Inc. REIT	75	441
Nippon Prologis, Inc. REIT	110	353
Nomura Real Estate Master Fund, Inc. REIT	273	410
Orix, Inc. J-REIT	163	283
Premier Investment Corp. REIT	158	226
Sumitomo Realty & Development Co., Ltd.	18,400	649
United Urban Investment Corp. REIT	183	246
		6,104
Malta (0.0%) (c)
BGP Holdings PLC (d)	5,886,464	8
Netherlands (1.1%)
Eurocommercial Properties N.V. CVA REIT (b)	13,476	297
NSI N.V. REIT	7,411	294
		591
Singapore (1.6%)
Frasers Logistics & Commercial Trust REIT	182,100	196
Keppel REIT	213,200	193
Keppel DC REIT	172,000	345
Mapletree Industrial Trust REIT	64,600	132
		866
Spain (1.2%)
Inmobiliaria Colonial Socimi SA REIT	9,893	96
Merlin Properties Socimi SA REIT	52,250	534
		630
Sweden (1.7%)
Atrium Ljungberg AB, Class B (e)	4,816	86
Castellum AB (e)	8,150	180
Fabege AB (e)	26,142	352
Hufvudstaden AB, Class A (e)	15,769	229
Kungsleden AB	5,610	59
		906
Switzerland (0.5%)
PSP Swiss Property AG (Registered)	2,258	275
United Kingdom (3.9%)
British Land Co., PLC (The) REIT	58,300	406
Derwent London PLC REIT	2,713	121
Grainger PLC	51,401	189
Hammerson PLC REIT (e)	178,409	86
Land Securities Group PLC REIT	54,352	517
Segro PLC REIT	26,062	337
St. Modwen Properties PLC	60,841	339

Morgan Stanley Variable Insurance Fund, Inc.
Global Real Estate Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Tritax Big Box PLC REIT	51,500	127
		2,122
United States (55.4%)
Alexandria Real Estate Equities, Inc. REIT	5,703	937
American Campus Communities, Inc. REIT	3,153	136
AvalonBay Communities, Inc. REIT	11,907	2,197
Boyd Gaming Corp. (b)	2,781	164
Brixmor Property Group, Inc. REIT	55,173	1,116
Caesars Entertainment, Inc. (b)	3,964	347
CubeSmart REIT	10,329	391
CyrusOne, Inc. REIT	6,488	439
Douglas Emmett, Inc. REIT	17,129	538
Duke Realty Corp. REIT	19,075	800
Empire State Realty Trust, Inc., Class A REIT	69,737	776
Equinix, Inc. REIT	965	656
Equity Lifestyle Properties, Inc. REIT	12,262	780
Essex Property Trust, Inc. REIT	4,075	1,108
Healthcare Trust of America, Inc., Class A REIT	19,693	543
Healthpeak Properties, Inc. REIT	59,267	1,881
Host Hotels & Resorts, Inc. REIT	43,972	741
Invitation Homes, Inc. REIT	34,096	1,091
JBG SMITH Properties REIT	14,780	470
Kilroy Realty Corp. REIT	9,542	626
Medical Properties Trust, Inc. REIT	29,209	622
NETSTREIT Corp. REIT	29,259	541
Prologis, Inc. REIT	19,225	2,038
Public Storage REIT	7,774	1,918
QTS Realty Trust, Inc., Class A REIT	6,961	432
Red Rock Resorts, Inc., Class A	9,695	316
Retail Properties of America, Inc., Class A REIT	57,190	599
RLJ Lodging Trust REIT	19,091	295
RPT Realty REIT	54,774	625
Simon Property Group, Inc. REIT	13,732	1,562
UDR, Inc. REIT	14,979	657
VEREIT, Inc. REIT	24,719	955
VICI Properties, Inc. REIT	44,331	1,252
Welltower, Inc. REIT	34,115	2,444
		29,993
Total Common Stocks (Cost $44,994)		53,427

Short-Term Investments (3.2%)
Securities held as Collateral on Loaned Securities (1.8%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	765,682	766

Face Amount (000)
Repurchase Agreements (0.4%)
HSBC Securities USA, Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $39; fully collateralized by U.S. Government obligations; 1.75% - 2.13% due 6/30/21 - 5/15/22; valued at $40)	$39	39

Morgan Stanley Variable Insurance Fund, Inc.
Global Real Estate Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Merrill Lynch & Co., Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $167; fully collateralized by U.S. Government obligations; 0.38% - 2.88% due 9/30/23 - 4/30/25; valued at $170)	167	167
		206
Total Securities held as Collateral on Loaned Securities (Cost $972)		972

	Shares
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $756)	755,935	756
Total Short-Term Investments (Cost $1,728)		1,728
Total Investments (101.9%) (Cost $46,722) Including $916 of Securities Loaned (g)(h)		55,155
Liabilities in Excess of Other Assets (-1.9%)		(1,045)
Net Assets (100.0%)		$54,110

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	Amount is less than 0.05%.
(d)	At March 31, 2021, the Fund held a fair valued security valued at approximately $8,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $916,000 and $974,000, respectively. The Fund received cash collateral of approximately $974,000, of which approximately $972,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2021, there was uninvested cash collateral of approximately $2,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately less than $500 relating to the Fund’s investment in the Liquidity Funds.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.
(h)	At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,792,000 and the aggregate gross unrealized depreciation is approximately $359,000, resulting in net unrealized appreciation of approximately $8,433,000.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Diversified	26.3%
Residential	16.5
Other**	12.9
Retail	12.7
Office	11.0
Industrial	10.5
Health Care	10.1
Total Investments	100.0%

*	Percentage indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (42.5%)
Agency Adjustable Rate Mortgage (0.0%) (a)
United States (0.0%) (a)
Federal Home Loan Mortgage Corporation, Conventional Pool:
12 Month USD LIBOR + 1.62%, 3.18%, 7/1/45 (Cost $14)		$13	$14
Agency Fixed Rate Mortgages (3.2%)
United States (3.2%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
4.50%, 1/1/49		34	37
Gold Pools:
3.50%, 2/1/45 – 6/1/45		261	281
4.50%, 1/1/49		24	26
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/51 (b)		520	542
3.50%, 4/1/51 (b)		900	951
Conventional Pools:
4.00%, 11/1/41 – 1/1/46		270	297
4.50%, 3/1/41 – 11/1/44		135	151
5.00%, 1/1/41 – 3/1/41		46	52
6.00%, 1/1/38		9	11
6.50%, 8/1/38		2	2
June TBA:
2.00%, 6/1/51 (b)		650	646
2.50%, 6/1/51 (b)		300	307
Government National Mortgage Association,
Various Pool:
4.00%, 7/15/44		23	25
Various Pools:
5.00%, 2/20/49 – 3/20/49		28	30
Total Agency Fixed Rate Mortgages (Cost $3,336)			3,358

Asset-Backed Securities (0.4%)
United States (0.4%)
Freed ABS Trust,
3.06%, 3/18/27 (c)		100	102
Louisiana Public Facilities Authority,
3 Month USD LIBOR + 0.90%, 1.12%, 4/26/27 (d)		4	4
New Century Home Equity Loan Trust,
1 Month USD LIBOR + 1.35%, 1.46%, 3/25/33 (d)		73	73
North Carolina State Education Assistance Authority,
3 Month USD LIBOR + 0.80%, 1.02%, 7/25/25 (d)		7	7
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.58%, 1.68%, 12/25/34 (d)		75	75
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 0.87%, 12/25/32 (d)		83	80
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.01%, 7/25/39 (d)	EUR	99	113
Total Asset-Backed Securities (Cost $445)			454

Commercial Mortgage-Backed Securities (0.6%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC,
3 Month GBP LIBOR + 1.10%, 1.16%, 5/22/28 (d)	GBP	60	82

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

United States (0.5%)
COMM Mortgage Trust,
3.28%, 1/10/46		$45	47
3.96%, 3/10/47		144	155
4.74%, 7/15/47 (c)(d)		100	102
Commercial Mortgage Pass-Through Certificates,
4.24%, 2/10/47 (d)		77	84
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		40	41
WFRBS Commercial Mortgage Trust,
5.01%, 9/15/46 (c)(d)		140	113
			542
Total Commercial Mortgage-Backed Securities (Cost $621)			624

Corporate Bonds (13.1%)
Australia (0.3%)
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		85	85
Macquarie Group Ltd.,
4.15%, 3/27/24 (c)		50	53
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	100	127
Westpac Banking Corp.,
2.67%, 11/15/35		$75	71
			336
Belgium (0.1%)
Anheuser-Busch InBev SA N.V.,
2.75%, 3/17/36	EUR	75	106
Canada (0.7%)
Enbridge, Inc.,
2.50%, 1/15/25		$125	130
Province of British Columbia Canada,
2.00%, 10/23/22		310	319
Province of Ontario Canada,
2.30%, 6/15/26		260	275
			724
China (0.2%)
Baidu, Inc.,
2.88%, 7/6/22		200	205
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23		140	155
France (0.7%)
Banque Federative du Credit Mutuel SA,
1.75%, 12/19/24	EUR	100	142
BNP Paribas SA,
1.13%, 6/11/26		125	153
BPCE SA,
5.15%, 7/21/24 (c)		$200	224
Orange SA,
5.00%, 10/1/26 (e)	EUR	100	141
TOTAL SE,
3.88%, 5/18/22 (e)		100	122
			782

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Germany (1.0%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (c)		$200	216
Daimler Finance North America LLC,
2.70%, 6/14/24 (c)		150	158
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)		150	165
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	190	251
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41		100	118
Volkswagen International Finance N.V., Series 10Y
1.88%, 3/30/27		100	127
			1,035
India (0.2%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		$200	212
Ireland (0.0%) (a)
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (c)		50	50
Israel (0.0%) (a)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		32	32
Japan (0.2%)
NTT Finance Corp.,
1.59%, 4/3/28 (c)		200	195
Korea, Republic of (0.6%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (c)		200	212
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (c)		200	215
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (c)		200	194
			621
Netherlands (0.1%)
ASR Nederland N.V.,
5.00%, 9/30/24 (e)	EUR	100	133
Qatar (0.2%)
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (c)		$200	198
Saudi Arabia (0.2%)
Saudi Arabian Oil Co.,
3.50%, 4/16/29		200	213
Spain (0.5%)
Banco Santander SA,
3.13%, 1/19/27	EUR	100	133
5.18%, 11/19/25		$200	227

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

CaixaBank SA,
0.75%, 4/18/23	EUR	100	119
			479
Switzerland (0.9%)
Credit Suisse Group AG,
2.19%, 6/5/26 (c)		$500	509
Syngenta Finance N.V.,
4.44%, 4/24/23 (c)		200	210
UBS Group AG,
3.49%, 5/23/23 (c)		200	206
			925
United Arab Emirates (0.4%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (c)		200	212
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (c)		225	216
			428
United Kingdom (1.4%)
BAT Capital Corp.,
3.56%, 8/15/27		125	133
Heathrow Funding Ltd.,
4.88%, 7/15/23 (c)		100	101
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	100	143
4.25%, 3/14/24		$200	218
Lloyds Banking Group PLC,
1.75%, 9/7/28	EUR	100	121
2.25%, 10/16/24	GBP	100	143
Nationwide Building Society,
3.77%, 3/8/24 (c)		$200	212
Natwest Group PLC,
3.88%, 9/12/23		200	215
NGG Finance PLC,
5.63%, 6/18/73	GBP	100	155
			1,441
United States (5.3%)
7-Eleven, Inc.,
1.30%, 2/10/28 (c)		$100	96
Air Lease Corp.,
2.30%, 2/1/25		75	77
Altria Group, Inc.,
2.45%, 2/4/32		75	72
Amazon.com, Inc.,
2.70%, 6/3/60		50	44
AT&T, Inc.,
1.80%, 9/5/26	EUR	100	127
2.90%, 12/4/26	GBP	100	149
Bank of America Corp.,
MTN
4.00%, 1/22/25		175	192
Series N
2.65%, 3/11/32		100	100
Boeing Co. (The),
5.15%, 5/1/30		100	115
Campbell Soup Co.,
2.38%, 4/24/30		50	49

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Charter Communications Operating LLC/Charter Communications Operating Capital,
4.80%, 3/1/50		25	27
5.75%, 4/1/48		25	30
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	100	122
Cigna Corp.,
2.40%, 3/15/30		$25	25
3.88%, 10/15/47		50	54
Citigroup, Inc.,
2.67%, 1/29/31		22	22
2.98%, 11/5/30		13	13
4.41%, 3/31/31		62	71
5.50%, 9/13/25		75	87
Comcast Corp.,
1.95%, 1/15/31		125	121
Crown Castle International Corp.,
3.30%, 7/1/30		25	26
CVS Health Corp.,
1.88%, 2/28/31		100	94
Deere & Co.,
3.10%, 4/15/30		100	107
Diamondback Energy, Inc.,
2.88%, 12/1/24		150	158
Emerson Electric Co.,
1.25%, 10/15/25	EUR	125	155
Energy Transfer Operating LP,
2.90%, 5/15/25		$150	156
Enterprise Products Operating LLC,
3.95%, 1/31/60		50	50
Ford Motor Credit Co. LLC,
3.09%, 1/9/23		200	204
Fox Corp.,
4.71%, 1/25/29		150	173
Georgia-Pacific LLC,
2.30%, 4/30/30 (c)		125	125
Global Payments, Inc.,
1.20%, 3/1/26		50	49
Goldman Sachs Group, Inc. (The),
2.88%, 10/31/22		75	76
HCA, Inc.,
5.25%, 6/15/49		25	31
HSBC USA, Inc.,
3.50%, 6/23/24		100	108
JPMorgan Chase & Co.,
1.95%, 2/4/32		75	71
3.70%, 5/6/30		75	82
4.13%, 12/15/26		75	85
Las Vegas Sands Corp.,
3.20%, 8/8/24		25	26
3.50%, 8/18/26		50	52
Level 3 Financing, Inc.,
3.40%, 3/1/27 (c)		100	106
Lowe’s Cos., Inc.,
1.30%, 4/15/28		75	71
1.70%, 10/15/30		100	94
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (c)		150	156
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30		175	171
NIKE, Inc.,
2.85%, 3/27/30		50	53

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

NiSource, Inc.,
3.60%, 5/1/30		100	109
NVIDIA Corp.,
2.85%, 4/1/30		125	131
Occidental Petroleum Corp.,
3.20%, 8/15/26		35	34
5.55%, 3/15/26		75	79
Oracle Corp.,
3.85%, 4/1/60		50	49
Pacific Gas and Electric Co.,
2.50%, 2/1/31		25	24
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	100	133
Prologis Euro Finance LLC,
1.88%, 1/5/29		100	130
Synchrony Bank,
3.00%, 6/15/22		$250	257
Union Pacific Corp.,
3.84%, 3/20/60		50	53
Verizon Communications, Inc.,
2.99%, 10/30/56 (c)		50	44
3.40%, 3/22/41		100	102
Vontier Corp.,
2.40%, 4/1/28 (c)		50	49
Walt Disney Co. (The),
2.65%, 1/13/31		150	153
Wells Fargo & Co.,
2.57%, 2/11/31		125	126
			5,545
Total Corporate Bonds (Cost $13,467)			13,815
Mortgages - Other (0.6%)
United Kingdom (0.1%)
Landmark Mortgage Securities No 3 PLC,
3 Month GBP LIBOR + 2.10%, 2.13%, 4/17/44 (d)	GBP	80	110
United States (0.5%)
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		$191	191
3.50%, 5/25/45 – 7/25/46		83	83
4.00%, 5/25/45		7	7
Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 – 10/25/58		247	258
4.00%, 10/25/58		20	22
			561
Total Mortgages - Other (Cost $652)			671
Sovereign (21.6%)
Australia (1.0%)
Australia Government Bond,
0.25%, 11/21/24 – 11/21/25	AUD	1,170	878
2.50%, 5/21/30		120	98
2.75%, 11/21/29		150	125
			1,101
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30 (c)	EUR	70	83

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Belgium (0.4%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (c)		30	39
1.70%, 6/22/50 (c)		90	131
1.90%, 6/22/38 (c)		150	220
			390
Brazil (2.1%)
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/24	BRL	15,000	2,169
Canada (1.3%)
Canadian Government Bond,
2.25%, 6/1/29	CAD	1,370	1,165
Province of Quebec Canada,
1.35%, 5/28/30		$240	229
			1,394
China (1.8%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	770	113
3.79%, 10/26/30		740	114
China Development Bank,
3.07%, 3/10/30		1,410	206
3.34%, 7/14/25		740	113
China Government Bond,
3.13%, 11/21/29		4,990	755
3.27%, 11/19/30		1,490	229
3.81%, 9/14/50		150	23
3.86%, 7/22/49		1,430	224
Export-Import Bank of China (The),
2.93%, 3/2/25		740	111
			1,888
Colombia (0.0%) (a)
Colombian TES, Series B
7.75%, 9/18/30	COP	122,600	35
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	630	105
Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34 (c)	EUR	70	93
France (1.2%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		100	134
French Republic Government Bond OAT,
0.00%, 11/25/29		650	772
2.00%, 5/25/48 (c)		170	263
SNCF Reseau,
1.88%, 3/30/34		100	139
			1,308
Germany (1.0%)
Bundesrepublik Deutschland Bundesanleihe,
0.25%, 2/15/29		380	471

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

4.25%, 7/4/39		40	83
4.75%, 7/4/34		60	117
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		290	410
			1,081
Greece (2.6%)
Hellenic Republic Government Bond,
3.75%, 1/30/28		1,921	2,747
Hungary (0.0%) (a)
Hungary Government Bond,
3.00%, 8/21/30	HUF	4,450	15
Indonesia (0.3%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	130	160
Indonesia Treasury Bond,
8.25%, 5/15/29	IDR	839,000	63
8.38%, 3/15/34		981,000	74
			297
Ireland (0.1%)
Ireland Government Bond,
0.20%, 10/18/30	EUR	80	96
Italy (0.9%)
Italy Buoni Poliennali Del Tesoro,
1.40%, 5/26/25 (c)		101	126
1.85%, 7/1/25 (c)		390	495
2.45%, 9/1/50 (c)		230	321
			942
Japan (4.6%)
Japan Government Five Year Bond, 0.10%, 12/20/23 – 6/20/24	JPY	118,000	1,074
Japan Government Ten Year Bond, 0.10%, 6/20/26 – 6/20/29		195,000	1,775
Japan Government Thirty Year Bond,
0.30%, 6/20/46		37,000	312
0.40%, 9/20/49		25,000	211
1.70%, 6/20/33		62,000	662
2.00%, 9/20/40		70,000	812
			4,846
Korea, Republic of (0.8%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$200	194
2.38%, 6/25/24		200	212
Korea Development Bank (The),
0.80%, 7/19/26		200	195
Korea International Bond,
2.00%, 6/19/24		200	210
			811
Malaysia (0.3%)
Malaysia Government Bond,
3.89%, 8/15/29	MYR	440	111

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Petronas Capital Ltd.,
3.50%, 3/18/25 (c)		$200	216
			327
Mexico (0.4%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	1,700	89
7.75%, 5/29/31		1,000	52
8.50%, 5/31/29		800	44
Mexico Government International Bond,
4.50%, 4/22/29		200	222
Petroleos Mexicanos,
6.95%, 1/28/60		$20	17
			424
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30 (c)		190	228
2.75%, 1/15/47 (c)		20	38
			266
New Zealand (0.0%) (a)
New Zealand Government Bond,
0.25%, 5/15/28	NZD	80	52
Norway (0.0%) (a)
Norway Government Bond,
1.38%, 8/19/30 (c)	NOK	220	26
Poland (0.1%)
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	230	63
Portugal (0.1%)
Portugal Obrigacoes do Tesouro OT,
0.70%, 10/15/27 (c)	EUR	110	136
Russia (0.1%)
Russian Federal Bond - OFZ,
7.95%, 10/7/26	RUB	6,010	84
Spain (0.6%)
Spain Government Bond,
1.25%, 10/31/30(c)	EUR	410	525
2.70%, 10/31/48 (c)		40	64
3.45%, 7/30/66 (c)		21	39
			628
Sweden (0.1%)
Sweden Government Bond,
0.75%, 5/12/28	SEK	740	88
United Kingdom (1.3%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	140	184
0.63%, 10/22/50		120	135
1.63%, 10/22/28		290	429
3.50%, 1/22/45		150	296
4.25%, 9/7/39		140	288
			1,332
Total Sovereign (Cost $ 22,050)			22,827

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Supranational (1.1%)
European Investment Bank,
0.20%, 7/15/24	EUR	220	265
International Bank for Reconstruction & Development,
SOFR + 0.43%, 0.45%, 8/19/27 (d)		$330	332
2.20%, 2/27/24	AUD	730	583
Total Supranational (Cost $1,116)			1,180
U.S. Treasury Securities (1.9%)
United States (1.9%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$680	555
1.25%, 5/15/50		320	241
1.50%, 2/15/30		250	247
2.50%, 2/15/45		500	511
3.13%, 5/15/48		360	413
Total U.S. Treasury Securities (Cost $2,233)			1,967
Total Fixed Income Securities (Cost $43,934)			44,910

	Shares
Common Stocks (43.5%)
Australia (0.9%)
AGL Energy Ltd.	461	3
Alumina Ltd.	4,119	5
Amcor PLC CDI	1,085	13
AMP Ltd.	3,700	4
ASX Ltd.	182	10
Australia & New Zealand Banking Group Ltd.	2,612	56
BHP Group Ltd.	6,993	241
Brambles Ltd.	1,145	9
CIMIC Group Ltd. (f)	211	3
Coca-Cola Amatil Ltd.	317	3
Coles Group Ltd.	721	9
Commonwealth Bank of Australia	830	54
CSL Ltd.	317	64
Fortescue Metals Group Ltd.	4,549	69
GPT Group (The) REIT	3,081	11
Incitec Pivot Ltd. (f)	2,326	5
Insurance Australia Group Ltd.	2,009	7
Macquarie Group Ltd.	285	33
National Australia Bank Ltd.	2,517	50
Newcrest Mining Ltd.	452	8
OneMarket Ltd. (f)	137	—
Orica Ltd.	451	5
Origin Energy Ltd.	1,182	4
Orora Ltd.	1,212	3
QBE Insurance Group Ltd.	1,583	12
Rio Tinto Ltd.	308	26
Santos Ltd.	940	5
Scentre Group REIT	4,211	9
Shopping Centres Australasia Property Group REIT	346	1
South32 Ltd. (ASX)	2,613	6
South32 Ltd. (LSE)	7,996	17
Star Entertainment Grp Ltd. (The) (f)	225	1

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Stockland REIT	3,748	12
Suncorp Group Ltd.	1,112	8
Sydney Airport (f)	452	2
Tabcorp Holdings Ltd.	224	1
Telstra Corp., Ltd.	2,803	7
Transurban Group	1,328	13
Treasury Wine Estates Ltd.	731	6
Wesfarmers Ltd.	767	31
Westpac Banking Corp.	2,184	40
Woodside Petroleum Ltd.	504	9
Woolworths Group Ltd.	905	28
		903
Austria (0.0%) (a)
Erste Group Bank AG (f)	315	11
IMMOFINANZ AG (f)	56	1
Verbund AG	75	5
voestalpine AG	158	7
		24
Belgium (0.1%)
Ageas	219	13
Anheuser-Busch InBev SA N.V.	525	33
Colruyt SA	71	4
Groupe Bruxelles Lambert SA	119	12
KBC Group N.V. (f)	89	7
Solvay SA	57	7
Umicore SA	254	14
		90
Brazil (0.1%)
Vale SA	5,887	103
Canada (0.7%)
Agnico Eagle Mines Ltd.	100	6
Bank of Montreal	276	25
Bank of Nova Scotia (The)	367	23
Barrick Gold Corp. (LSE)	1,449	29
Barrick Gold Corp. (NYSE)	17,201	341
BCE, Inc.	100	5
Brookfield Asset Management, Inc., Class A	563	25
Brookfield Business Partners LP	20	1
Cameco Corp.	76	1
Canadian Imperial Bank of Commerce	76	7
Canadian National Railway Co.	62	7
Canadian Natural Resources Ltd.	362	11
Canadian Pacific Railway Ltd.	100	38
Cenovus Energy, Inc.	362	3
Crescent Point Energy Corp.	86	—	@
Eldorado Gold Corp. (f)	94	1
Enbridge, Inc. (NYSE)	438	16
Enbridge, Inc. (TSX)	357	13
George Weston Ltd.	17	2
Imperial Oil Ltd.	95	2
Kinross Gold Corp.	352	2
Loblaw Cos., Ltd.	129	7
Magna International, Inc.	271	24
Manulife Financial Corp.	381	8
National Bank of Canada	500	34
Nutrien Ltd.	129	7
Obsidian Energy Ltd. (f)	71	—	@

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Power Corp. of Canada	71	2
PrairieSky Royalty Ltd.	19	—	@
Rogers Communications, Inc., Class B	281	13
Royal Bank of Canada	52	5
Sun Life Financial, Inc.	367	19
Suncor Energy, Inc.	533	11
TC Energy Corp.	71	3
Teck Resources Ltd., Class B	76	1
Thomson Reuters Corp.	363	32
Toronto-Dominion Bank (The)	229	15
Wheaton Precious Metals Corp.	281	11
Yamana Gold, Inc.	557	2
		752
China (0.1%)
Brilliance China Automotive Holdings Ltd. (g)	1,709	2
BYD Co., Ltd. H Shares (g)	518	11
China Common Rich Renewable Energy Investments Ltd. (f)	18,000	—
Dongfeng Motor Group Co., Ltd. H Shares (g)	1,523	1
Geely Automobile Holdings Ltd. (g)	3,325	9
Great Wall Motor Co., Ltd. H Shares (g)	1,892	5
Guangzhou Automobile Group Co., Ltd. H Shares (g)	1,659	1
Wharf Holdings Ltd. (The) (g)	1,400	4
Yadea Group Holdings Ltd. (g)	592	1
Yum China Holdings, Inc.	456	27
		61
Denmark (0.4%)
AP Moller - Maersk A/S Series A	5	11
AP Moller - Maersk A/S Series B	9	21
Danske Bank A/S	585	11
Drilling Co of 1972 A/S (The) (f)	30	1
DSV Panalpina A/S	296	58
Novo Nordisk A/S Series B	3,209	217
Novozymes A/S Series B	269	17
Vestas Wind Systems A/S	306	63
		399
Finland (0.1%)
Elisa Oyj	163	10
Fortum Oyj	382	10
Kone Oyj, Class B	343	28
Metso Outotec Oyj	516	6
Neles Oyj	120	2
Nokian Renkaat Oyj	141	5
Nordea Bank Abp (OMXH)	35	—	@
Nordea Bank Abp (SSE)	3,270	32
Sampo Oyj, Class A	355	16
Stora Enso Oyj, Class R	588	11
UPM-Kymmene Oyj	325	12
Valmet Oyj	120	4
Wartsila Oyj Abp	513	5
		141
France (2.0%)
Accor SA (f)	2,121	80
Aeroports de Paris (f)	1,970	235
Air Liquide SA	366	60
Airbus SE (f)	396	45
Alstom SA (f)	238	12

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

ArcelorMittal SA (f)	262	8
AXA SA	1,795	48
BNP Paribas SA (f)	1,161	71
Bouygues SA	208	8
Capgemini SE	195	33
Carrefour SA	436	8
CGG SA (f)	5	—	@
Cie de Saint-Gobain (f)	408	24
Cie Generale des Etablissements Michelin SCA	214	32
Covivio REIT	31	3
Credit Agricole SA (f)	1,522	22
Danone SA	432	30
Eiffage SA (f)	808	81
Electricite de France SA (f)	328	4
Engie SA (f)	1,158	16
EssilorLuxottica SA	178	29
Faurecia SE (f)	35	2
Gecina SA REIT	22	3
Getlink SE (f)	557	9
Hermes International	23	25
Klepierre SA REIT	187	4
L’Oreal SA	246	94
Legrand SA	114	11
LVMH Moet Hennessy Louis Vuitton SE	185	123
Orange SA	1,686	21
Pernod Ricard SA	206	39
Publicis Groupe SA	183	11
Renault SA (f)	194	8
Safran SA (f)	147	20
Sanofi	455	45
Schneider Electric SE	459	70
SES SA	360	3
Societe Generale SA (f)	868	23
Sodexo SA (f)	160	15
Stellantis	2,154	38
Thales SA	92	9
TOTAL SE	1,305	61
Unibail-Rodamco-Westfield REIT (f)	52	4
Unibail-Rodamco-Westfield REIT CDI	1,000	4
Vallourec SA (f)	2	—	@
Veolia Environnement SA	344	9
Vinci SA	5,387	552
Vivendi SA	1,030	34
		2,086
Germany (1.0%)
Adidas AG (f)	126	39
Allianz SE (Registered)	284	72
BASF SE	417	35
Bayer AG (Registered)	471	30
Bayerische Motoren Werke AG	441	46
Bayerische Motoren Werke AG (Preference)	32	2
CECONOMY AG (f)	125	1
Commerzbank AG (f)	55	—	@
Continental AG (f)	60	8
Daimler AG (Registered)	971	86
Deutsche Bank AG (Registered) (f)	628	7
Deutsche Boerse AG	110	18
Deutsche Lufthansa AG (Registered) (f)	129	2
Deutsche Post AG (Registered)	433	24
Deutsche Telekom AG (Registered)	1,535	31
E.ON SE	1,058	12

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Fraport AG Frankfurt Airport Services Worldwide (f)	1,818	110
Fresenius Medical Care AG & Co., KGaA	133	10
Fresenius SE & Co., KGaA	290	13
HeidelbergCement AG	44	4
Henkel AG & Co., KGaA	114	11
Henkel AG & Co., KGaA (Preference)	211	24
Infineon Technologies AG	911	39
K+S AG (Registered)	63	1
LANXESS AG	38	3
Linde PLC	29	8
Linde PLC (f)	167	47
Merck KGaA	138	24
METRO AG	125	1
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	146	45
OSRAM Licht AG (f)	40	2
Porsche Automobil Holding SE (Preference)	275	29
QIAGEN N.V. (f)	321	15
RWE AG	346	14
Salzgitter AG (f)	52	2
SAP SE	563	69
Siemens AG (Registered)	408	67
Siemens Energy AG (f)	204	7
thyssenKrupp AG (f)	146	2
Uniper SE	105	4
Volkswagen AG	44	16
Volkswagen AG (Preference)	213	60
		1,040
Hong Kong (0.0%) (a)
CLP Holdings Ltd.	700	7
Hong Kong & China Gas Co., Ltd.	1,680	2
I-CABLE Communications Ltd. (f)	1,072	—	@
MTR Corp., Ltd.	30	—	@
Sino Land Co., Ltd.	2,825	4
Wharf Real Estate Investment Co., Ltd.	1,400	8
		21
Ireland (0.0%) (a)
CRH PLC	488	23
Italy (0.3%)
Assicurazioni Generali SpA (f)	766	15
Atlantia SpA (f)	7,057	132
Banco BPM SpA (f)	215	1
CNH Industrial N.V. (f)	456	7
Enel SpA	4,573	46
Eni SpA	1,280	16
EXOR N.V.	55	5
Ferrari N.V.	132	28
Intesa Sanpaolo SpA (f)	7,380	20
Italgas SpA	197	1
Leonardo SpA	351	3
Mediobanca Banca di Credito Finanziario SpA (f)	449	5
Prysmian SpA	116	4
Rizzoli Corriere Della Sera Mediagroup SpA (f)	41	—	@
Saipem SpA	15	—	@
Snam SpA	989	5
Telecom Italia SpA (Milano)	7,592	4
Tenaris SA	277	3
Terna Rete Elettrica Nazionale SpA	922	7

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

UniCredit SpA (f)	687	7
		309
Japan (0.2%)
Honda Motor Co., Ltd.	918	28
Isuzu Motors Ltd.	312	3
Mazda Motor Corp.	318	3
Nissan Motor Co., Ltd. (f)	1,308	7
Subaru Corp.	345	7
Suzuki Motor Corp.	208	9
Takeda Pharmaceutical Co., Ltd. ADR	2,312	42
Toyota Motor Corp.	1,194	93
Yamaha Motor Co., Ltd.	159	4
		196
Netherlands (0.4%)
Akzo Nobel N.V.	202	23
ASML Holding N.V.	299	181
Basic-Fit N.V. (f)	788	30
Coca-Cola European Partners PLC	129	7
Fugro N.V. (f)	28	—	@
Heineken N.V.	360	37
ING Groep N.V.	3,316	41
Koninklijke Ahold Delhaize N.V.	882	24
Koninklijke KPN N.V.	1,070	4
Koninklijke Philips N.V. (f)	1,120	64
Koninklijke Vopak N.V.	68	3
PostNL N.V. (f)	385	2
		416
New Zealand (0.0%) (a)
Auckland International Airport Ltd. (f)	1,421	8
Contact Energy Ltd.	1,031	5
Fletcher Building Ltd.	973	5
Mercury NZ Ltd.	998	4
Meridian Energy Ltd.	1,851	7
Ryman Healthcare Ltd.	545	6
Spark New Zealand Ltd.	2,665	8
		43
Norway (0.1%)
Akastor ASA (f)	246	—	@
Aker Carbon Capture AS (f)	184	—	@
Aker Offshore Wind AS (f)	184	—	@
Aker Solutions ASA (f)	447	1
DNB ASA	1,426	31
Equinor ASA	1,409	28
Norsk Hydro ASA	1,231	8
Orkla ASA	745	7
REC Silicon ASA (f)	118	—	@
Subsea 7 SA (f)	324	3
Telenor ASA	614	11
Yara International ASA	217	11
		100
Portugal (0.0%) (a)
EDP - Energias de Portugal SA	2,371	14
Galp Energia SGPS SA	247	3
Jeronimo Martins SGPS SA	241	4

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Pharol SGPS SA (Registered) (f)	610	—	@
		21
South Africa (0.0%) (a)
Nedbank Group Ltd.	249	2
Old Mutual Ltd.	7,755	7
		9
Spain (0.8%)
ACS Actividades de Construccion y Servicios SA	195	6
Aena SME SA (f)	3,084	500
Amadeus IT Group SA (f)	176	12
Banco Bilbao Vizcaya Argentaria SA	3,600	19
Banco de Sabadell SA	4,429	2
Banco Santander SA (f)	6,415	22
CaixaBank SA	823	3
Enagas SA	211	5
Ferrovial SA	6,386	166
Grifols SA	163	4
Grifols SA (Preference) Class B	38	1
Iberdrola SA	2,771	36
Industria de Diseno Textil SA	824	27
International Consolidated Airlines Group SA (f)	1,054	3
Melia Hotels International SA (f)	2,015	15
Naturgy Energy Group SA	192	5
Red Electrica Corp., SA	338	6
Repsol SA	870	11
Telefonica SA	2,506	11
		854
Sweden (0.5%)
Alfa Laval AB (f)	368	11
Assa Abloy AB, Class B	1,096	31
Atlas Copco AB, Class A	725	44
Atlas Copco AB, Class B	423	22
Boliden AB	331	12
Electrolux AB, Class B	299	8
Electrolux Professional AB (f)	293	1
Epiroc AB, Class A	746	17
Epiroc AB, Class B	487	10
Essity AB, Class B	663	21
Getinge AB, Class B	295	8
Hennes & Mauritz AB, Class B (f)	1,005	23
Hexagon AB, Class B	278	26
Husqvarna AB, Class B	581	8
ICA Gruppen AB	103	5
Industrivarden AB, Class C (f)	220	8
Investor AB, Class B	502	40
Kinnevik AB (f)	280	14
L E Lundbergforetagen AB, Class B (f)	114	6
Lundin Petroleum AB	233	7
Millicom International Cellular SA SDR (f)	85	3
Modern Times Group MTG AB, Class B (f)	17	—	@
Nordic Entertainment Group AB, Class B (f)	17	1
Sandvik AB (f)	1,204	33
Securitas AB, Class B	388	7
Skandinaviska Enskilda Banken AB, Class A (f)	1,646	20
Skanska AB, Class B	421	11
SKF AB, Class B	444	13
Svenska Handelsbanken AB, Class A	1,673	18
Swedbank AB, Class A	1,000	18

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Swedish Match AB	201	16
Tele2 AB, Class B	446	6
Telefonaktiebolaget LM Ericsson, Class B	3,394	45
Telia Co., AB	2,874	12
Volvo AB, Class B (f)	1,683	43
		568
Switzerland (1.5%)
ABB Ltd. (Registered)	2,567	78
Adecco Group AG (Registered)	275	18
Alcon, Inc. (f)	241	17
Baloise Holding AG (Registered)	105	18
Cie Financiere Richemont SA (Registered)	529	51
Credit Suisse Group AG (Registered)	1,437	15
GAM Holding AG (f)	529	1
Geberit AG (Registered)	83	53
Givaudan SA (Registered)	15	58
Idorsia Ltd. (f)	321	9
Julius Baer Group Ltd. (f)	301	19
Kuehne & Nagel International AG (Registered)	87	25
LafargeHolcim Ltd. (Registered) (f) (Euronext)	294	17
LafargeHolcim Ltd. (Registered) (f) (SIX)	128	8
Lonza Group AG (Registered) (f)	122	68
Nestle SA (Registered)	3,082	343
Novartis AG (Registered)	1,131	97
Roche Holding AG (Genusschein)	1,102	356
Schindler Holding AG	90	26
SGS SA (Registered)	13	37
Sonova Holding AG (Registered) (f)	132	35
Swatch Group AG (The)	40	11
Swiss Life Holding AG (Registered)	42	21
Swiss Re AG	159	16
UBS Group AG (Registered)	3,825	59
Zurich Insurance Group AG	189	81
		1,537
United Kingdom (2.6%)
3i Group PLC	1,090	17
Admiral Group PLC	259	11
Anglo American PLC	1,362	53
Antofagasta PLC	515	12
Ashtead Group PLC	509	30
Associated British Foods PLC (f)	416	14
AstraZeneca PLC	1,368	137
Auto Trader Group PLC (f)	1,244	9
Aviva PLC	4,166	23
Babcock International Group PLC (f)	360	1
BAE Systems PLC	3,193	22
Barclays PLC	17,420	45
Barratt Developments PLC (f)	1,249	13
Berkeley Group Holdings PLC	167	10
BHP Group PLC	2,251	65
BP PLC	21,377	87
British American Tobacco PLC	2,563	98
British Land Co., PLC (The) REIT	1,225	8
BT Group PLC (f)	8,919	19
Bunzl PLC	439	14
Burberry Group PLC (f)	531	14
Capita PLC (f)	954	1
Carnival PLC	266	6
Centrica PLC (f)	7,841	6

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Coca-Cola HBC AG	237	8
Compass Group PLC (f)	1,603	32
ConvaTec Group PLC	2,001	5
Croda International PLC	161	14
DCC PLC	111	10
Diageo PLC	2,726	112
Direct Line Insurance Group PLC	1,766	8
Dixons Carphone PLC (f)	1,404	3
easyJet PLC (f)	225	3
Experian PLC	956	33
Ferguson PLC	253	30
Fresnillo PLC	324	4
G4S PLC (f)	2,164	7
GlaxoSmithKline PLC	5,293	94
Glencore PLC (f)	12,496	49
Hammerson PLC REIT	228	—	@
Hargreaves Lansdown PLC	327	7
Hikma Pharmaceuticals PLC	204	6
HSBC Holdings PLC	21,931	128
IMI PLC	381	7
Imperial Brands PLC	975	20
InterContinental Hotels Group PLC (f)	1,463	100
Intertek Group PLC	184	14
Intu Properties PLC REIT (f)	1,268	—	@
Investec PLC	931	3
ITV PLC (f)	4,716	8
J Sainsbury PLC	2,261	8
Johnson Matthey PLC	239	10
Kingfisher PLC (f)	2,946	13
Land Securities Group PLC REIT	933	9
Legal & General Group PLC	5,966	23
Lloyds Banking Group PLC (f)	73,196	43
London Stock Exchange Group PLC	327	31
M&G PLC	3,192	9
Marks & Spencer Group PLC (f)	2,152	4
Mediclinic International PLC (f)	533	2
Meggitt PLC (f)	1,017	7
Melrose Industries PLC (f)	4,699	11
Micro Focus International PLC	504	4
Micro Focus International PLC ADR	219	2
Mondi PLC	463	12
National Grid PLC	3,460	41
Next PLC (f)	165	18
Ninety One PLC	465	1
Paragon Offshore PLC (f)(h)	67	—
Pearson PLC	1,093	12
Persimmon PLC	355	14
Provident Financial PLC (f)	221	1
Prudential PLC	2,638	56
Quilter PLC	2,394	5
Reckitt Benckiser Group PLC	688	62
RELX PLC	1,092	27
Rio Tinto PLC	3,038	232
Rolls-Royce Holdings PLC (f)	2,086	3
Royal Bank of Scotland Group PLC	4,278	12
Royal Dutch Shell PLC, Class A	4,823	94
Royal Dutch Shell PLC, Class B	4,102	75
Royal Mail PLC (f)	1,287	9
RSA Insurance Group PLC	1,337	13
Sage Group PLC (The)	1,277	11
Schroders PLC	162	8
Segro PLC REIT	1,120	14

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Severn Trent PLC	301	10
Smith & Nephew PLC	903	17
Smiths Group PLC	503	11
SSE PLC	1,023	20
St. James’s Place PLC	662	12
Standard Chartered PLC	3,358	23
Standard Life Aberdeen PLC	2,899	12
Tate & Lyle PLC	619	7
Taylor Wimpey PLC (f)	4,058	10
Tesco PLC	6,906	22
Travis Perkins PLC (f)	335	7
TUI AG (f)	585	3
Unilever PLC	1,074	60
Unilever PLC CVA	1,300	73
United Utilities Group PLC	849	11
Virgin Money UK PLC (f)	888	2
Vodafone Group PLC	26,803	49
Weir Group PLC (The) (f)	287	7
Whitbread PLC (f)	1,452	69
Wm Morrison Supermarkets PLC	2,934	7
WPP PLC	1,407	18
		2,766
United States (31.7%)
3M Co.	1,055	203
Abbott Laboratories	1,463	175
AbbVie, Inc.	1,458	158
Accenture PLC, Class A	1,029	284
Adient PLC (f)	38	2
Adobe, Inc. (f)	632	300
AdvanSix, Inc. (f)	142	4
AES Corp. (The)	392	11
Agilent Technologies, Inc.	226	29
Alaska Air Group, Inc.	440	30
Alexion Pharmaceuticals, Inc. (f)	234	36
Allegiant Travel Co.	56	14
Alphabet, Inc., Class A (f)	449	926
Alphabet, Inc., Class C (f)	438	906
Altria Group, Inc.	1,713	88
Amazon.com, Inc. (f)	543	1,680
Ameren Corp.	210	17
American Electric Power Co., Inc.	541	46
American Express Co.	3,005	425
American International Group, Inc.	1,751	81
American Tower Corp. REIT	575	137
Ameriprise Financial, Inc.	224	52
AmerisourceBergen Corp.	370	44
Amgen, Inc.	736	183
Amphenol Corp., Class A	1,054	70
Analog Devices, Inc.	168	26
Annaly Capital Management, Inc. REIT	580	5
Anthem, Inc.	546	196
APA Corp.	342	6
Apple, Inc.	16,416	2,005
AT&T, Inc.	4,338	131
Automatic Data Processing, Inc.	534	101
Avanos Medical, Inc. (f)	534	23
Avery Dennison Corp.	390	72
Baker Hughes Co.	467	10
Bank of America Corp.	9,042	350
Bank of New York Mellon Corp. (The)	616	29
Baxter International, Inc.	889	75

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Becton Dickinson & Co.	577	140
Berkshire Hathaway, Inc., Class B (f)	811	207
Biogen, Inc. (f)	544	152
BlackRock, Inc.	405	305
Boeing Co. (The)	805	205
Booking Holdings, Inc. (f)	53	123
Boston Properties, Inc. REIT	175	18
Boston Scientific Corp. (f)	457	18
Bristol-Myers Squibb Co.	2,748	173
Broadcom, Inc.	7	3
Brookfield Property Partners LP (f) (TSX)	138	2
Brookfield Property Partners LP (NASDAQ)	40	1
Cabot Oil & Gas Corp.	5,015	94
Capital One Financial Corp.	224	29
Cardinal Health, Inc.	182	11
Carnival Corp.	2	—	@
Carrier Global Corp.	2,612	110
Caterpillar, Inc.	847	196
CDK Global, Inc.	152	8
CenterPoint Energy, Inc.	175	4
Cerner Corp.	539	39
CF Industries Holdings, Inc.	38	2
CH Robinson Worldwide, Inc.	232	22
Charles Schwab Corp. (The)	614	40
Charter Communications, Inc., Class A (f)	183	113
Chemours Co. (The)	416	12
Chevron Corp.	1,433	150
Chipotle Mexican Grill, Inc. (f)	45	64
Choice Hotels International, Inc.	315	34
Cigna Corp.	666	161
Cintas Corp.	188	64
Cisco Systems, Inc.	3,997	207
CIT Group, Inc.	559	29
Citigroup, Inc.	2,527	184
Citrix Systems, Inc.	347	49
Cleveland-Cliffs, Inc.	20	—	@
CME Group, Inc.	212	43
CNX Resources Corp. (f)	383	6
Coca-Cola Co. (The)	809	43
Cognizant Technology Solutions Corp., Class A	512	40
Colgate-Palmolive Co.	2,100	166
Comcast Corp., Class A	4,194	227
Comerica, Inc.	224	16
Conduent, Inc. (f)	419	3
ConocoPhillips	16,219	859
CONSOL Energy, Inc. (f)	46	—	@
Consolidated Edison, Inc.	539	40
Corteva, Inc.	878	41
Costco Wholesale Corp.	781	275
Covetrus, Inc. (f)	131	4
Crown Castle International Corp. REIT	449	77
CSX Corp.	444	43
Cummins, Inc.	9	2
CVS Health Corp.	2,470	186
Danaher Corp.	538	121
DaVita, Inc. (f)	402	43
Deere & Co.	24	9
Dell Technologies, Inc., Class C (f)	350	31
Delta Air Lines, Inc.	1,965	95
Devon Energy Corp.	7,218	158
Discover Financial Services	427	41
Discovery, Inc., Class A (f)	527	23

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Discovery, Inc., Class C (f)	467	17
Dominion Energy, Inc.	370	28
Dow, Inc.	878	56
DTE Energy Co.	380	51
Duke Energy Corp.	811	78
DuPont de Nemours, Inc.	878	68
DXC Technology Co.	166	5
Eaton Corp., PLC	30	4
eBay, Inc.	1,218	75
Ecolab, Inc.	34	7
Edison International	464	27
Edwards Lifesciences Corp. (f)	1,448	121
Eli Lilly & Co.	1,048	196
Emerson Electric Co.	1,061	96
Empire State Realty Trust, Inc., Class A REIT	4,104	46
Entergy Corp.	383	38
EOG Resources, Inc.	472	34
Equity Residential REIT	463	33
Estee Lauder Cos., Inc. (The), Class A	387	113
Exelon Corp.	571	25
Extended Stay America, Inc. (Units)	1,175	23
Exxon Mobil Corp.	2,795	156
Facebook, Inc., Class A (f)	1,123	331
Fastenal Co.	30	2
FedEx Corp.	543	154
Fidelity National Information Services, Inc.	208	29
Fifth Third Bancorp	512	19
FirstEnergy Corp.	512	18
Fluor Corp.	45	1
Ford Motor Co. (f)	6,130	75
Fortive Corp.	392	28
Fox Corp., Class A	465	17
Fox Corp., Class B	216	8
Franklin Resources, Inc.	422	12
Freeport-McMoRan, Inc. (f)	6,648	219
Frontier Communications Corp. (f)	34	—	@
Garrett Motion, Inc. (f)	161	1
General Dynamics Corp.	73	13
General Electric Co.	4,172	55
General Mills, Inc.	623	38
General Motors Co.	736	42
Gilead Sciences, Inc.	760	49
Goldman Sachs Group, Inc. (The)	589	193
Halliburton Co.	6,442	138
Healthpeak Properties, Inc. REIT	519	16
Henry Schein, Inc. (f)	629	44
Hershey Co. (The)	166	26
Hess Corp.	3,564	252
Hewlett Packard Enterprise Co.	908	14
Hilton Worldwide Holdings, Inc.	2,003	242
Home Depot, Inc. (The)	1,450	443
Honeywell International, Inc.	1,317	286
HP, Inc.	597	19
Humana, Inc.	131	55
Hyatt Hotels Corp., Class A	829	69
Illinois Tool Works, Inc.	29	6
Intel Corp.	2,033	130
Intercontinental Exchange, Inc.	579	65
International Business Machines Corp.	862	115
Interpublic Group of Cos., Inc. (The)	618	18
Intuit, Inc.	427	164
Intuitive Surgical, Inc. (f)	142	105

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Invesco Ltd.	541	14
Iron Mountain, Inc. REIT	700	26
JBG SMITH Properties REIT	65	2
JetBlue Airways Corp. (f)	969	20
Johnson & Johnson	2,045	336
Johnson Controls International PLC	550	33
JPMorgan Chase & Co.	3,392	516
Juniper Networks, Inc.	560	14
Kellogg Co.	425	27
KeyCorp	540	11
Keysight Technologies, Inc. (f)	126	18
Kimberly-Clark Corp.	735	102
Kimco Realty Corp. REIT	501	9
Kohl’s Corp.	402	24
Kontoor Brands, Inc.	49	2
Kraft Heinz Co. (The)	95	4
Kroger Co. (The)	582	21
L Brands, Inc.	366	23
Laboratory Corp. of America Holdings (f)	173	44
Las Vegas Sands Corp.	162	10
Liberty Global PLC, Class A (f)	565	15
Liberty Global PLC Series C (f)	561	14
Liberty Latin America Ltd., Class A (f)	72	1
Liberty Latin America Ltd., Class C (f)	181	2
Lockheed Martin Corp.	15	6
Lowe’s Cos., Inc.	1,299	247
Lumen Technologies, Inc.	580	8
M&T Bank Corp.	203	31
Macerich Co. (The) REIT	592	7
Mallinckrodt PLC (f)	29	—	@
ManpowerGroup, Inc.	210	21
Marathon Oil Corp.	407	4
Marathon Petroleum Corp.	426	23
Marriott International, Inc., Class A	2,418	358
Marriott Vacations Worldwide Corp.	239	42
Mastercard, Inc., Class A	1,772	631
McDonald’s Corp.	783	176
McKesson Corp.	402	78
Medtronic PLC	1,194	141
Merck & Co., Inc.	1,586	122
Microsoft Corp.	4,640	1,094
Mondelez International, Inc., Class A	787	46
Mosaic Co. (The)	29	1
Murphy Oil Corp.	539	9
Murphy USA, Inc.	162	23
Nasdaq, Inc.	188	28
NetApp, Inc.	404	29
NetScout Systems, Inc. (f)	2,032	57
New York Community Bancorp, Inc.	188	2
Newmont Corp. (NYSE)	184	11
Newmont Corp. (TSX)	4,946	298
News Corp., Class A	556	14
News Corp., Class B	410	10
NextEra Energy, Inc.	1,780	135
NIKE, Inc., Class B	2,568	341
Nordstrom, Inc.	137	5
Norfolk Southern Corp.	458	123
Northrop Grumman Corp.	20	6
NortonLifeLock, Inc.	408	9
NOV, Inc.	618	8
NOW, Inc. (f)	188	2
nVent Electric PLC	6	—	@

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

O’Reilly Automotive, Inc. (f)	242	123
Occidental Petroleum Corp.	1,070	28
Omnicom Group, Inc.	377	28
ONE Gas, Inc.	129	10
ONEOK, Inc.	431	22
Oracle Corp.	2,821	198
Otis Worldwide Corp.	1,306	89
Ovintiv, Inc. (NYSE)	165	4
Ovintiv, Inc. (TSX)	72	2
PACCAR, Inc.	22	2
Paramount Group, Inc. REIT	5,335	54
PayPal Holdings, Inc. (f)	1,218	296
Pentair PLC	6	—	@
People’s United Financial, Inc.	189	3
PepsiCo, Inc.	1,216	172
Perspecta, Inc.	83	2
Pfizer, Inc.	3,298	119
Philip Morris International, Inc.	1,172	104
Phillips 66	614	50
Pioneer Natural Resources Co.	2,841	451
Pitney Bowes, Inc.	432	4
PNC Financial Services Group, Inc. (The)	674	118
PPL Corp.	489	14
Procter & Gamble Co. (The)	1,992	270
Prologis, Inc. REIT	792	84
Public Service Enterprise Group, Inc.	389	23
Public Storage REIT	167	41
QUALCOMM, Inc.	1,896	251
Quest Diagnostics, Inc.	247	32
Range Resources Corp. (f)	146	2
Rayonier Advanced Materials, Inc. (f)	393	4
Rayonier, Inc. REIT	516	17
Raytheon Technologies Corp.	2,063	159
Regions Financial Corp.	536	11
Republic Services, Inc.	618	61
Resideo Technologies, Inc. (f)	236	7
Robert Half International, Inc.	224	17
Rockwell Automation, Inc.	9	2
Ross Stores, Inc.	420	50
Royal Caribbean Cruises Ltd.	2	—	@
S&P Global, Inc.	517	182
Sabra Health Care, Inc. REIT	118	2
salesforce.com, Inc. (f)	565	120
Schlumberger Ltd.	1,095	30
Sempra Energy	557	74
Simon Property Group, Inc. REIT	549	62
SL Green Realty Corp. REIT	1,709	120
Southern Co. (The)	383	24
Southwest Airlines Co.	2,014	123
Southwestern Energy Co. (f)	644	3
Starbucks Corp.	1,743	190
State Street Corp.	557	47
Stericycle, Inc. (f)	349	24
Stryker Corp.	527	128
Sysco Corp.	387	30
T Rowe Price Group, Inc.	378	65
T-Mobile US, Inc. (f)	73	9
Tapestry, Inc.	446	18
Target Corp.	765	152
TE Connectivity Ltd.	186	24
Texas Instruments, Inc.	2,111	399
Thermo Fisher Scientific, Inc.	406	185

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

TJX Cos., Inc. (The)	856	57
Truist Financial Corp.	1,187	69
Union Pacific Corp.	1,287	284
United Airlines Holdings, Inc. (f)	1,389	80
United Parcel Service, Inc., Class B	1,307	222
UnitedHealth Group, Inc.	1,463	544
Urban Edge Properties REIT	74	1
US Bancorp	855	47
Valero Energy Corp.	400	29
Varex Imaging Corp. (f)	124	3
Varian Medical Systems, Inc. (f)	375	66
Ventas, Inc. REIT	253	14
Verisk Analytics, Inc.	168	30
Verizon Communications, Inc.	7,641	444
VF Corp.	548	44
ViacomCBS, Inc., Class B	718	32
Viatris, Inc. (f)	397	6
Visa, Inc., Class A	1,991	422
Vontier Corp. (f)	116	4
Vornado Realty Trust REIT	4,724	214
Walgreens Boots Alliance, Inc.	568	31
Walmart, Inc.	1,966	267
Walt Disney Co. (The) (f)	1,450	268
Washington Prime Group, Inc. REIT	67	—	@
Waste Management, Inc.	433	56
WEC Energy Group, Inc.	220	21
Wells Fargo & Co.	2,753	108
Welltower, Inc. REIT	563	40
Western Digital Corp.	72	5
Western Union Co. (The)	88	2
Westinghouse Air Brake Technologies Corp.	19	2
Weyerhaeuser Co. REIT	618	22
Williams Cos., Inc. (The)	458	11
WW Grainger, Inc.	5	2
Wyndham Hotels & Resorts, Inc.	529	37
Wynn Resorts Ltd.	215	27
Xcel Energy, Inc.	395	26
Xerox Holdings Corp.	241	6
Xylem, Inc.	135	14
Yum! Brands, Inc.	413	45
Zimmer Biomet Holdings, Inc.	349	56
Zoetis, Inc.	910	143
		33,469
Total Common Stocks (Cost $34,795)		45,931

No. of Rights
Right (0.0%) (a)
Italy (0.0%) (a)
Snam SpA (f) (Cost $—)	989	—	@

No. of Warrants
Warrants (0.0%) (a)
France (0.0%) (a)
CGG SA, expires 2/21/22 (f)	5	—	@

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Switzerland (0.0%) (a)
Cie Financiere Richemont SA, expires 11/22/23 (f)	1,124	1
United Kingdom (0.0%) (a)
NOBLE Corp., expires 3/30/39 (f)	2	—
United States (0.0%) (a)
Occidental Petroleum Corp., expires 8/3/27 (f)	108	1
Total Warrants (Cost $3)		2

	Shares
Investment Company (4.4%)

United States (4.4%)
SPDR S&P 500 ETF Trust (Cost $2,078)	11,613	4,603
Short-Term Investments (9.8%)

Investment Company (9.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $9,678)	9,678,254	9,678

	Face Amount (000)
U.S. Treasury Security (0.6%)
U.S. Treasury Bill 0.09%, 6/3/21 (j) (Cost $676)	$676	676
Total Short-Term Investments (Cost $10,354)		10,354
Total Investments (100.2%) (Cost $91,164) (k)(l)(m)		105,800
Liabilities in Excess of Other Assets (-0.2%)		(211)
Net Assets (100.0%)		$105,589

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Amount is less than 0.05%.
(b)	Security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Floating or variable rate securities: The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2021.
(f)	Non-income producing security.
(g)	Security trades on the Hong Kong exchange.
(h)	At March 31, 2021, the Fund a held fair valued security valued at $0, representing 0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.
(j)	Rate shown is the yield to maturity at March 31, 2021.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.
(m)	At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,562,000 and the aggregate gross unrealized depreciation is approximately $3,425,000, resulting in net unrealized appreciation of approximately $14,137,000.
ADR	American Depositary Receipt.
ASX	Australian Securities Exchange.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
Euronext	Euronext Paris Exchange.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NASDAQ	Nasdaq Stock Exchange.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
OMXH	Helsinki Stock Exchange.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SIX	Swiss Exchange.
SOFR	Secured Overnight Financing Rate.
SPDR	Standard & Poor’s Depository Receipt.
SSE	Stockholm Stock Exchange.
TBA	To Be Announced.
TSX	Toronto Stock Exchange.

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts: The Fund had the following foreign currency forward exchange contracts open at March 31, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	AUD	947		$750	5/25/21	$31
Bank of America NA	CNH	2,390		$365	6/17/21	3
Bank of America NA	EUR	80		$95	5/25/21	—	@
Bank of America NA	PLN	67		$17	6/17/21	—	@
Bank of America NA		$26	CAD	33	5/25/21	—	@
Bank of America NA		$57	ILS	189	6/17/21	(1)
Bank of Montreal		$219	CAD	272	6/17/21	(2)
Barclays Bank PLC	CAD	78		$62	5/25/21	(—	)@
Barclays Bank PLC	JPY	17,008		$154	4/5/21	(—	)@
Barclays Bank PLC		$34	AUD	43	6/17/21	(1)
Barclays Bank PLC		$109	CAD	135	6/17/21	(1)
Barclays Bank PLC		$402	CNY	2,630	6/17/21	(3)
Barclays Bank PLC		$14	COP	50,392	6/17/21	(1)
Barclays Bank PLC		$152	EUR	126	5/25/21	(4)
Barclays Bank PLC		$4	GBP	3	5/25/21	(—	)@
Barclays Bank PLC		$154	JPY	17,008	5/25/21	—	@
Barclays Bank PLC		$37	PEN	135	5/25/21	(1)
BNP Paribas SA	CAD	43		$34	4/6/21	(—	)@
BNP Paribas SA	EUR	133		$159	6/17/21	2
BNP Paribas SA	EUR	53		$63	6/17/21	1
BNP Paribas SA	EUR	53		$64	6/17/21	1
BNP Paribas SA	GBP	381		$537	5/25/21	11
BNP Paribas SA	IDR	215,849		$15	5/25/21	—	@
BNP Paribas SA	IDR	26,173		$2	6/17/21	—	@
BNP Paribas SA	JPY	10,379		$95	6/17/21	2
BNP Paribas SA	JPY	4,147		$38	6/17/21	1
BNP Paribas SA	JPY	4,147		$38	6/17/21	1
BNP Paribas SA	PEN	10		$3	6/17/21	—	@
BNP Paribas SA	RUB	1,954		$26	5/25/21	—	@
BNP Paribas SA		$7	AUD	10	6/17/21	(—	)@
BNP Paribas SA		$345	CAD	429	6/17/21	(3)
BNP Paribas SA		$34	CAD	43	5/25/21	—	@
BNP Paribas SA		$29	CHF	27	6/17/21	(1)
BNP Paribas SA		$217	CHF	194	5/25/21	(11)
BNP Paribas SA		$14	DKK	88	6/17/21	(—	)@
BNP Paribas SA		$111	EUR	93	6/17/21	(2)
BNP Paribas SA		$208	EUR	177	6/17/21	(—	)@
BNP Paribas SA		$284	GBP	204	6/17/21	(2)
BNP Paribas SA		$68	HKD	530	6/17/21	(—	)@
BNP Paribas SA		$92	HKD	719	6/17/21	(—	)@
BNP Paribas SA		$1	INR	83	6/17/21	(—	)@
BNP Paribas SA		$67	JPY	7,252	6/17/21	(1)
BNP Paribas SA		$333	JPY	36,273	6/17/21	(5)
BNP Paribas SA		$160	JPY	17,691	6/17/21	(—	)@
BNP Paribas SA		$16	KRW	18,082	6/17/21	—	@
BNP Paribas SA		$457	KRW	505,579	5/25/21	(11)
BNP Paribas SA		$30	KRW	34,350	6/17/21	(—	)@
BNP Paribas SA		$275	MXN	5,709	6/17/21	2
BNP Paribas SA		$292	MXN	6,012	6/17/21	(—	)@
BNP Paribas SA		$15	PLN	56	5/25/21	(1)
BNP Paribas SA		$15	RUB	1,114	6/17/21	(—	)@
BNP Paribas SA		$182	SGD	245	6/17/21	—	@
BNP Paribas SA		$134	THB	4,040	5/25/21	(5)
BNP Paribas SA		$1	TWD	32	6/17/21	(—	)@

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Citibank NA		$871	CNH	5,671	5/25/21	(10)
Citibank NA		$8	CZK	168	6/17/21	(— )@
Citibank NA		$47	CZK	1,001	5/25/21	(2)
Citibank NA		$74	HKD	572	6/17/21	(— )@
Citibank NA		$52	ILS	172	6/17/21	(1)
Citibank NA		$30	RON	122	5/25/21	(1)
Citibank NA		$77	SGD	101	5/25/21	(1)
Citibank NA		$5	THB	145	6/17/21	(— )@
Commonwealth Bank of Australia	NZD	13		$9	6/17/21	— @
Goldman Sachs International	BRL	25,528		$4,526	6/17/21	13
Goldman Sachs International		$111	AUD	144	6/17/21	(2)
Goldman Sachs International		$2,348	BRL	13,023	6/17/21	(46)
Goldman Sachs International		$240	CAD	299	6/17/21	(2)
Goldman Sachs International		$43	CHF	40	6/17/21	(1)
Goldman Sachs International		$15	CLP	10,924	6/17/21	(— )@
Goldman Sachs International		$210	EUR	178	6/17/21	(2)
Goldman Sachs International		$65	HKD	502	6/17/21	(— )@
Goldman Sachs International		$19	HUF	5,535	5/25/21	(1)
JPMorgan Chase Bank NA	AUD	497		$384	5/25/21	6
JPMorgan Chase Bank NA	CAD	65		$52	5/25/21	(— )@
JPMorgan Chase Bank NA	CNH	901		$130	8/12/21	(6)
JPMorgan Chase Bank NA	CNH	530		$78	8/12/21	(2)
JPMorgan Chase Bank NA	CNH	383		$58	8/12/21	— @
JPMorgan Chase Bank NA	CNH	19,362		$2,965	8/12/21	44
JPMorgan Chase Bank NA	DKK	148		$24	5/25/21	1
JPMorgan Chase Bank NA	EUR	9		$11	5/25/21	— @
JPMorgan Chase Bank NA	JPY	6,669		$60	5/25/21	— @
JPMorgan Chase Bank NA		$36	AUD	46	6/17/21	(1)
JPMorgan Chase Bank NA		$19	CAD	24	6/17/21	(— )@
JPMorgan Chase Bank NA		$152	CNH	1,078	8/12/21	11
JPMorgan Chase Bank NA		$2,658	CNH	18,870	8/12/21	189
JPMorgan Chase Bank NA		$184	CNH	1,229	8/12/21	2
JPMorgan Chase Bank NA		$1,730	EUR	1,421	5/25/21	(61)
JPMorgan Chase Bank NA		$313	GBP	224	5/25/21	(4)
JPMorgan Chase Bank NA		$137	HKD	1,060	6/17/21	(— )@
JPMorgan Chase Bank NA		$7	JPY	750	5/25/21	(— )@
JPMorgan Chase Bank NA		$69	JPY	7,318	5/25/21	(3)
JPMorgan Chase Bank NA	ZAR	19		$1	6/17/21	(— )@
Royal Bank of Canada		$421	JPY	44,200	5/25/21	(22)
Royal Bank of Canada		$14	NOK	119	5/25/21	(— )@
State Street Bank and Trust Co.		$8	HKD	61	6/17/21	(— )@
UBS AG	CHF	209		$223	6/17/21	1
UBS AG	EUR	189		$222	6/17/21	1
UBS AG	EUR	38		$45	6/17/21	— @
UBS AG	GBP	162		$223	6/17/21	(1)
UBS AG	JPY	24,262		$223	6/17/21	3
UBS AG	MXN	1,908		$92	5/25/21	(1)
UBS AG	NOK	297		$35	6/17/21	— @
UBS AG	TRY	896		$101	6/17/21	(2)
UBS AG	TRY	5,333		$601	6/17/21	(12)
UBS AG	TRY	1,010		$115	6/17/21	(2)
UBS AG		$6	AUD	8	5/25/21	(— )@
UBS AG		$330	AUD	426	6/17/21	(7)
UBS AG		$505	CAD	628	6/17/21	(5)
UBS AG		$368	CHF	340	6/17/21	(8)
UBS AG		$30	EUR	25	6/17/21	(1)
UBS AG		$33	EUR	28	6/17/21	(— )@
UBS AG		$409	EUR	343	6/17/21	(6)
UBS AG		$129	GBP	93	6/17/21	(1)
UBS AG		$82	HKD	638	6/17/21	(— )@
UBS AG		$1	HUF	419	6/17/21	— @
UBS AG		$18	JPY	1,942	6/17/21	(— )@

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

UBS AG		$20	JPY	2,190	6/17/21	(— )@
UBS AG		$525	JPY	57,204	6/17/21	(8)
UBS AG		$90	SEK	740	5/25/21	(5)
UBS AG		$122	TRY	914	6/17/21	(17)
UBS AG		$816	TRY	6,387	6/17/21	(82)
UBS AG	ZAR	327		$22	6/17/21	(— )@
						$(56)

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Futures Contracts: The Fund had the following futures contracts open at March 31, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
NIKKEI 225 Index (Japan)	1	Jun-21	JPY	1		$133	$1
Euro STOXX 50 Index (Germany)	26	Jun-21	EUR	—	@	1,179	26
South Korea 10 yr. Bond (Korea, Republic of)	4	Jun-21	KRW	400,000		446	(1)
CAC 40 Index (France)	1	Apr-21	EUR	—	@	71	1
SGX MSCI Singapore (Singapore)	7	Apr-21	SGD	1		186	1
S&P TSE 60 Index (Canada)	6	Jun-21	CAD	1		1,061	(1)
Hang Seng Index (Hong Kong)	3	Apr-21	HKD	—	@	546	10
SPI 200 Index (Australia)	4	Jun-21	AUD	—	@	514	2
IBEX 35 Index (Spain)	7	Apr-21	EUR	—	@	705	(1)
FTSE MIB Index (Italy)	5	Jun-21		—	@	715	17
U.S. Treasury 5 yr. Note (United States)	42	Jun-21		$4,200		5,183	(66)
U.S. Treasury 10 yr. Note (United States)	41	Jun-21		4,100		5,368	(82)

Short:
U.S. Treasury Ultra Long Bond (United States)	14	Jun-21		(1,400)		(2,537)	113
U.S. Treasury 10 yr. Note (United States)	5	Jun-21		(500)		(655)	17
S&P 500 E Mini Index (United States)	35	Jun-21		(2)		(6,943)	(115)
U.S. Treasury 2 yr. Note (United States)	4	Jun-21		(800)		(883)	1
U.S. Treasury Ultra Long Bond (United States)	21	Jun-21		(2,100)		(3,017)	107
FTSE 100 Index (United Kingdom)	1	Jun-21	GBP	—	@	(92)	— @
German Euro BTP (Germany)	12	Jun-21	EUR	(1,200)		(2,101)	(11)
MSCI Emerging Market E Mini (United States)	6	Jun-21		$—	@	(397)	3
U.S. Treasury 30 yr. Bond (United States)	1	Jun-21		(100)		(155)	3
							$25

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Interest Rate Swap Agreements: The Fund had the following interest rate swap agreements open at March 31, 2021:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.24%	Semi-Annual/ Quarterly	3/30/30		$316	$38	$—	$38
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.27	Semi-Annual/ Quarterly	3/30/30		1,106	127	—	127
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.30	Semi-Annual/ Quarterly	3/30/30		315	36	—	36
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.18	Semi-Annual/ Quarterly	3/31/30		526	65	—	65
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.31	Semi-Annual/ Quarterly	4/28/30		190	21	—	21
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.37	Semi-Annual/ Quarterly	5/29/30		134	15	—	15
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.75	Semi-Annual/ Quarterly	7/30/30		247	22	—	22
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.96	Semi-Annual/ Quarterly	8/28/30		138	9	—	9
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.18	Semi-Annual/ Quarterly	12/23/30		$387	14	—	14
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.78	Quarterly/ Quarterly	10/3/30	MXN	4,150	(15)	—	(15)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.78	Quarterly/ Quarterly	10/4/30		7,103	(25)	—	(25)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.78	Quarterly/ Quarterly	10/4/30		7,113	(25)	—	(25)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.58	Quarterly/ Quarterly	11/1/30		4,361	(19)	—	(19)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.59	Quarterly/ Quarterly	11/1/30		4,360	(19)	—	(19)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.60	Quarterly/ Quarterly	11/1/30		8,555	(36)	—	(36)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.61	Quarterly/ Quarterly	11/1/30		7,125	(30)	—	(30)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.61	Quarterly/ Quarterly	11/1/30		9,980	(42)	—	(42)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.61	Quarterly/ Quarterly	11/1/30		9,980	(42)	—	(42)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.03	Quarterly/ Quarterly	2/12/31		6,976	(20)	—	(20)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.03	Quarterly/ Quarterly	2/12/31		6,977	(20)	—	(20)
								$54	$—	$54

Total Return Swap Agreements: The Fund had the following total return swap agreements open at March 31, 2021:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Electric Vehicles Basket Index	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	2/22/22	$381	$77	$—	$77
Barclays Bank PLC	Barclays Electric Vehicles Basket Index	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	2/22/22	92	(6)	—	(6)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/21	241	(3)	—	(3)

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	414	(5)	—	(5)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	541	(6)	—	(6)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	743	(8)	—	(8)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	324	(4)	—	(4)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	386	(4)	—	(4)
BNP Paribas SA	MSCI Emerging Markets ex China Index	Receive	3 Month USD LIBOR plus 0.52%	Quarterly	1/13/22	420	(6)	—	(6)
BNP Paribas SA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.18%	Quarterly	2/10/22	4,264	(129)	—	(129)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	3 Month USD LIBOR plus 0.18%	Quarterly	1/26/22	8,934	(467)	—	(467)
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	723	8	—	8
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	717	16	—	16
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	705	26	—	26
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	655	26	—	26

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	603	(14)	—	(14)
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	602	(14)	—	(14)
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	594	(9)	—	(9)
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	586	(8)	—	(8)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	1,314	19	—	19
JPMorgan Chase Bank NA	JPM SPX 1500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	1,323	12	—	12
JPMorgan Chase Bank NA	JPM SPX 1500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	1,296	(6)	—	(6)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	1,252	(18)	—	(18)
JPMorgan Chase Bank NA	JPM SPX 500 Growth Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/10/22	4,311	(88)	—	(88)
JPMorgan Chase Bank NA	JPM SPX 500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/10/22	1,958	(78)	—	(78)
JPMorgan Chase Bank NA	JPM SPX 500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	3/10/22	6,355	167	—	167
							$(522)	$—	$(522)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with BNP U.S. Banks Basket Index as of March 31, 2021:

Security Description	Shares	Value (000)	Index Weight
BNP U.S. Banks Basket Index
JPMorgan Chase & Co.	110,953	$16,890	29.87%
Bank of America Corp.	308,343	11,930	21.09
Citigroup, Inc.	79,236	5,764	10.19
Wells Fargo & Co.	146,120	5,709	10.09
US Bancorp	51,605	2,854	5.05
Pnc Financial Services Group	15,425	2,706	4.78
Truist Financial Corp.	45,852	2,674	4.73
First Republic Bank	5,750	959	1.69
Fifth Third Bancorp	25,079	939	1.66
Svb Financial Group	1,793	885	1.56
Regions Financial Corp.	34,597	715	1.26
Citizens Financial Group	15,687	693	1.22
Keycorp	34,389	687	1.21
M & T Bank Corp.	4,440	673	1.19
Huntington Bancshares, Inc.	35,695	561	0.99
Signature Bank	1,907	431	0.76
Comerica, Inc.	5,287	379	0.67
East West Bancorp, Inc.	4,961	366	0.65
Zions Bancorp NA	6,245	343	0.61
People’s United Financial	13,619	244	0.43
CIT Group, Inc.	3,298	170	0.30

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Growth Basket Index as of March 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Growth Basket Index
Staar Surgical Co.	649	$68	0.68%
Fluor Corp.	2,765	64	0.63
Tabula Rasa Healthcare, Inc.	1,379	64	0.63
Enphase Energy, Inc.	388	63	0.63
3D Systems Corp.	2,242	62	0.61
American Tower Corp.	258	62	0.62
Cytokinetics, Inc.	2,672	62	0.62
Titan International, Inc.	6,721	62	0.62
Universal Display Corp.	257	61	0.60
Crown Castle International Corp.	349	60	0.60
Monolithic Power Systems, Inc.	170	60	0.60
Neogenomics, Inc.	1,234	60	0.59
Solaredge Technologies, Inc.	208	60	0.59
Cree, Inc.	545	59	0.59
Equinix, Inc.	86	59	0.58
Sba Communications Corp.	211	59	0.58
Boeing Co. (The)	229	58	0.59
Boston Beer Company, Inc. - Class A	48	58	0.57
Ceva, Inc.	1,036	58	0.58
Fastenal Co.	1,148	58	0.57
Tactile Systems Technology	1,072	58	0.58
Tripadvisor, Inc.	1,077	58	0.58
Cognex Corp.	682	57	0.57
Generac Holdings, Inc.	174	57	0.57
Amedisys, Inc.	210	56	0.55
Barnes & Noble Education, Inc.	6,921	56	0.56
Cutera, Inc.	1,868	56	0.56
Graco, Inc.	776	56	0.55
Nisource, Inc.	2,327	56	0.56
Old Dominion Freight Line	235	56	0.56
Saia, Inc.	244	56	0.56
Wec Energy Group, Inc.	594	56	0.55
Zoetis, Inc.	353	56	0.55
Coresite Realty Corp.	457	55	0.54
Duke Energy Corp.	568	55	0.55
Eversource Energy	636	55	0.55
Garmin Ltd.	419	55	0.55
Lennox International, Inc.	175	55	0.54
LHC Group, Inc.	290	55	0.55
Livent Corp.	3,185	55	0.55
Nextera Energy, Inc.	724	55	0.54
Paypal Holdings, Inc.	227	55	0.55
Repligen Corp.	283	55	0.55
Servicenow, Inc.	111	55	0.55
ETSY, Inc.	270	54	0.54
Granite Construction, Inc.	1,345	54	0.54
Green Plains, Inc.	2,012	54	0.54
Liveramp Holdings, Inc.	1,050	54	0.54
Rollins, Inc.	1,578	54	0.54
United Parcel Service - Class B	319	54	0.54

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Low Vol Basket Index as of March 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Low Vol Basket Index
Kansas City Southern	258	$68	0.66%
American Tower Corp.	274	65	0.63
Crown Castle Intl Corp.	370	64	0.62
Home Depot, Inc.	210	64	0.62
Corning, Inc.	1,445	63	0.61
Lowe’s Cos, Inc.	334	63	0.61
Murphy USA, Inc.	432	63	0.61
Texas Instruments, Inc.	335	63	0.61
Costco Wholesale Corp.	175	62	0.60
Hawaiian Electric Industries	1,402	62	0.60
SBA Communications Corp.	224	62	0.60
Synopsys, Inc.	249	62	0.60
Adobe, Inc.	129	61	0.59
Autozone, Inc.	44	61	0.60
Dollar General Corp.	299	61	0.59
Expeditors Intl Wash, Inc.	564	61	0.59
Agilent Technologies, Inc.	468	60	0.58
Ameren Corporation	733	60	0.58
Amerisourcebergen Corp.	506	60	0.58
Broadcom, Inc.	129	60	0.58
Domino’S Pizza, Inc.	163	60	0.58
Linde PLC	214	60	0.58
Prologis, Inc.	566	60	0.58
Steris PLC	315	60	0.58
Tractor Supply Company	338	60	0.58
Watsco, Inc.	229	60	0.57
Allegion PLC	467	59	0.57
Amgen, Inc.	239	59	0.58
Analog Devices, Inc.	377	59	0.57
Atmos Energy Corp.	593	59	0.57
Baxter International, Inc.	694	59	0.57
Cisco Systems, Inc.	1,144	59	0.57
Duke Realty Corp.	1,397	59	0.57
Graco, Inc.	822	59	0.57
Jacobs Engineering Group, Inc.	460	59	0.58
Resmed, Inc.	303	59	0.57
Zoetis, Inc.	374	59	0.57
Amphenol Corp. - Class A	886	58	0.57
CDW Corp.	350	58	0.56
Eversource Energy	674	58	0.57
FMC Corp.	527	58	0.57
Garmin Ltd.	444	58	0.57
Henry Schein, Inc.	839	58	0.56
McDonald’S Corp.	260	58	0.56
Mid-America Apartment Communities	405	58	0.57
Newmont Corp.	964	58	0.56
O’Reilly Automotive, Inc.	115	58	0.56
Pepsico, Inc.	411	58	0.56
Sherwin-Williams Co. (The)	79	58	0.56
Xcel Energy, Inc.	877	58	0.57

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Value Basket Index as of March 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Value Basket Index
Ichor Holdings Ltd.	1,342	$72	0.71%
Ultra Clean Holdings, Inc.	1,235	72	0.69
Acuity Brands, Inc.	399	66	0.64
First Solar, Inc.	734	64	0.63
Synnex Corp.	557	64	0.63
Edgewell Personal Care Co.	1,591	63	0.62
Jabil, Inc.	1,201	63	0.61
Meridian Bioscience, Inc.	2,370	62	0.61
Ebix, Inc.	1,898	61	0.60
Facebook Inc - Class A	205	61	0.59
Amkor Technology, Inc.	2,539	60	0.59
Ebay, Inc.	980	60	0.59
Caci International Inc - Class A	240	59	0.58
Central Garden And Pet Co. - Class A	1,146	59	0.58
Dxc Technology Co.	1,872	59	0.57
Essent Group Ltd.	1,238	59	0.58
Myr Group, Inc.	826	59	0.58
Owens & Minor, Inc.	1,567	59	0.58
Avista Corp.	1,225	58	0.57
Corecivic, Inc.	6,435	58	0.57
Mgic Investment Corp.	4,202	58	0.57
Navient Corp.	4,069	58	0.57
Photronics, Inc.	4,521	58	0.57
Agco Corp.	394	57	0.55
Arrow Electronics, Inc.	514	57	0.55
First American Financial	999	57	0.56
Jack In The Box, Inc.	523	57	0.56
M/I Homes, Inc.	970	57	0.56
Odp Corp. (The)	1,310	57	0.56
Vista Outdoor, Inc.	1,776	57	0.56
Alliance Data Systems Corp.	498	56	0.55
Boise Cascade Co.	943	56	0.55
Chemours Co. (The)	1,990	56	0.55
Customers Bancorp, Inc.	1,748	56	0.55
H.B. Fuller Co.	884	56	0.55
Hewlett Packard Enterprise	3,541	56	0.55
Hibbett Sports, Inc.	809	56	0.55
Hill-Rom Holdings, Inc.	502	56	0.54
Huntington Ingalls Industries	274	56	0.55
Intl Business Machines Corp.	420	56	0.55
Knight-Swift Transportation	1,157	56	0.55
Laboratory Corp of Amer Holdings	218	56	0.55
Molson Coors Beverage Co. - Class B	1,100	56	0.55
Quest Diagnostics, Inc.	433	56	0.55
Sanmina Corp.	1,352	56	0.55
Wabtec Corp.	705	56	0.55
Atlas Air Worldwide Holdings	914	55	0.54
CVS Health Corp.	731	55	0.54
Dish Network Corp. - Class A	1,506	55	0.53
Equitrans Midstream Corp.	6,698	55	0.54

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Growth Basket Index as of March 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Growth Basket Index
American Tower Corp.	490	$117	1.14%
American Airlines Group, Inc.	4,794	115	1.12
Boeing Co. (The)	439	112	1.09
Crown Castle International Corp.	653	112	1.09
SBA Communications Corp.	405	112	1.09
United Airlines Holdings, Inc.	1,941	112	1.09
Enphase Energy, Inc.	683	111	1.08
Tesla, Inc.	164	110	1.07
Equinix, Inc.	161	109	1.06
WEC Energy Group, Inc.	1,161	109	1.07
American Water Works Co., Inc.	721	108	1.05
Ansys, Inc.	318	108	1.05
Fortinet, Inc.	585	108	1.05
Nisource, Inc.	4,485	108	1.05
Mettler-Toledo International	92	107	1.04
Old Dominion Freight Line	446	107	1.04
Sherwin-Williams Co. (The)	145	107	1.04
Adobe, Inc.	222	106	1.03
Cadence Design Systems, Inc.	774	106	1.03
Zoetis, Inc.	673	106	1.04
Air Products & Chemicals, Inc.	372	105	1.02
Alaska Air Group, Inc.	1,511	105	1.02
Chipotle Mexican Grill, Inc.	74	105	1.02
Eversource Energy	1,215	105	1.02
Host Hotels & Resorts, Inc.	6,205	105	1.02
Nextera Energy, Inc.	1,387	105	1.02
Nvidia Corp.	197	105	1.02
Southwest Airlines Co.	1,722	105	1.02
West Pharmaceutical Services	374	105	1.04
Abiomed, Inc.	325	104	1.01
IDEX Corp.	495	104	1.01
Monolithic Power Systems, Inc.	294	104	1.01
Tyler Technologies, Inc.	244	104	1.01
Illinois Tool Works	467	103	1.01
Monster Beverage Corp.	1,134	103	1.01
Resmed, Inc.	530	103	1.00
S&P Global, Inc.	293	103	1.01
Verisk Analytics, Inc.	583	103	1.00
Xylem, Inc.	978	103	1.00
Autodesk, Inc.	367	102	0.99
Coca-Cola Co. (The)	1,930	102	0.99
Delta Air Lines, Inc.	2,122	102	1.00
Intuitive Surgical, Inc.	137	102	0.99
Marsh & Mclennan Cos	838	102	0.99
Moody’s Corp.	341	102	0.99
Rollins, Inc.	2,976	102	1.00
Starbucks Corp.	932	102	0.99
AES Corp.	3,772	101	0.98
Ball Corp.	1,193	101	0.98
Ecolab, Inc.	472	101	0.98

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Low Vol Basket Index as of March 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Low Vol Basket Index
Kansas City Southern	508	$134	1.27%
American Tower Corp.	538	129	1.22
Home Depot, Inc.	424	129	1.23
Autozone, Inc.	88	124	1.17
Crown Castle International Corp.	716	123	1.17
SBA Communications Corp.	444	123	1.17
Dollar General Corp.	602	122	1.15
Linde PLC	434	122	1.15
Tractor Supply Company	690	122	1.16
Amerisourcebergen Corp.	1,026	121	1.15
Texas Instruments, Inc.	640	121	1.15
Ameren Corporation	1,476	120	1.14
Expeditors Intl Wash, Inc.	1,114	120	1.14
Accenture PLC - Class A	431	119	1.13
CMS Energy Corp.	1,942	119	1.13
Dominion Energy, Inc.	1,539	117	1.11
O’Reilly Automotive, Inc.	231	117	1.11
Sherwin-Williams Co. (The)	159	117	1.11
Waste Management, Inc.	906	117	1.11
Xcel Energy, Inc.	1,753	117	1.10
Adobe, Inc.	244	116	1.10
Assurant, Inc.	815	116	1.09
Atmos Energy Corp.	1,172	116	1.10
Baxter International, Inc.	1,377	116	1.10
Duke Realty Corp.	2,760	116	1.10
FMC Corp.	1,047	116	1.10
Garmin Ltd.	878	116	1.10
Mcdonald’s Corp.	519	116	1.10
Mid-America Apartment Communities, Inc.	803	116	1.10
Procter & Gamble Co. (The)	854	116	1.09
Steris PLC	607	116	1.10
Zoetis, Inc.	738	116	1.10
3M Co.	595	115	1.09
Air Products & Chemicals, Inc.	408	115	1.09
Eversource Energy	1,333	115	1.09
Progressive Corp.	1,201	115	1.09
Unitedhealth Group, Inc.	310	115	1.09
Automatic Data Processing	603	114	1.08
IDEX Corp.	543	114	1.08
Kimberly-Clark Corp.	817	114	1.08
Paychex, Inc.	1,167	114	1.08
Pepsico, Inc.	808	114	1.08
Akamai Technologies, Inc.	1,107	113	1.07
Hershey Co. (The)	715	113	1.07
Honeywell International, Inc.	521	113	1.07
Illinois Tool Works	512	113	1.07
Johnson & Johnson	689	113	1.07
Merck & Co., Inc..	1,470	113	1.07
Otis Worldwide Corp.	1,658	113	1.07
Public Storage	457	113	1.07

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Value Basket Index as of March 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Value Basket Index
Nucor Corp.	1,602	$129	1.22%
Hartford Financial Services Group, Inc.	1,880	126	1.20
Lennar Corp. - Class A	1,172	119	1.13
Netapp, Inc.	1,643	119	1.14
Corning, Inc.	2,691	117	1.12
Pultegroup, Inc.	2,204	116	1.10
Carrier Global Corp.	2,729	115	1.10
DXC Technology Co.	3,693	115	1.10
Dr Horton, Inc.	1,276	114	1.08
Whirlpool Corp.	516	114	1.09
Alliant Energy Corp.	2,083	113	1.07
Best Buy Co., Inc.	980	113	1.07
Cisco Systems, Inc.	2,179	113	1.07
Fortune Brands Home & Security	1,175	113	1.07
Franklin Resources, Inc.	3,808	113	1.07
Entergy Corp.	1,131	112	1.07
Huntington Ingalls Industries	543	112	1.06
Molson Coors Beverage Co. - Class B	2,184	112	1.06
Dollar Tree, Inc.	968	111	1.06
Exelon Corp.	2,543	111	1.06
Fedex Corp.	392	111	1.06
Consolidated Edison, Inc.	1,476	110	1.05
Hewlett Packard Enterprise	6,999	110	1.05
Newell Brands, Inc.	4,091	110	1.04
Quest Diagnostics, Inc.	854	110	1.04
United Rentals, Inc.	335	110	1.05
Intl Business Machines Corp.	821	109	1.04
L3Harris Technologies, Inc.	539	109	1.04
Stanley Black & Decker, Inc.	544	109	1.03
Textron, Inc.	1,942	109	1.04
Anthem, Inc.	302	108	1.03
Dish Network Corp. - Class A	2,981	108	1.03
General Motors Co.	1,875	108	1.03
HP, Inc.	3,388	108	1.02
Jm Smucker Co. (The)	852	108	1.03
Laboratory Corp. of Amer Holdings	424	108	1.03
CVS Health Corp.	1,427	107	1.02
General Dynamics Corp.	591	107	1.02
Invesco Ltd.	4,242	107	1.02
Juniper Networks, Inc.	4,233	107	1.02
Kraft Heinz Co. (The)	2,663	107	1.01
Leidos Holdings, Inc.	1,111	107	1.02
Newmont Corp.	1,776	107	1.02
Snap-on, Inc.	464	107	1.02
State Street Corp.	1,269	107	1.02
Wabtec Corp.	1,351	107	1.03
Bank Of New York Mellon Corp.	2,238	106	1.01
Centene Corp.	1,665	106	1.01
Cigna Corp.	437	106	1.01
Intel Corp.	1,659	106	1.01

@	Value is less than $500.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

BTP		Buoni del Tesoro Poliennali.
CAC		Cotation Assistée en Continu.
CPI		Consumer Price Index.
FTSE		Financial Times Stock Exchange.
IBEX		Índice Bursátil Español.
LIBOR		London Interbank Offered Rate.
MIB		Milano Indice di Borsa.
SGX		Singapore Exchange Ltd.
TIIE		Interbank Equilibrium Interest Rate.
TSE		Toronto Stock Exchange.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	43.4%
Fixed Income Securities	42.4
Short-Term Investments	9.8
Other**	4.4
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open long/short futures contracts with a value of approximately $32,887,000 and net unrealized appreciation of approximately $25,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $56,000. Also does not include open swap agreements with net unrealized depreciation of approximately $468,000.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (95.4%)
Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc. (a)	26,281	$3,711
Moderna, Inc. (a)	65,586	8,588
		12,299
Entertainment (5.7%)
Netflix, Inc. (a)	21,047	10,979
ROBLOX Corp., Class A (a)	87,189	5,652
Spotify Technology SA (a)	162,182	43,457
		60,088
Health Care Equipment & Supplies (5.2%)
DexCom, Inc. (a)	45,769	16,449
Intuitive Surgical, Inc. (a)	52,561	38,839
		55,288
Health Care Providers & Services (1.0%)
Guardant Health, Inc. (a)	69,976	10,682

Health Care Technology (3.9%)
Agilon Health Topco, Inc.(a)(b)(c) (acquisition cost — $1,272; acquired 11/7/18)	3,363	3,657
Veeva Systems, Inc., Class A (a)	145,092	37,904
		41,561
Information Technology Services (23.0%)
Adyen N.V. (Netherlands) (a)	5,140	11,474
Fastly, Inc., Class A (a)	110,553	7,438
MongoDB, Inc. (a)	38,024	10,169
Okta, Inc. (a)	127,953	28,205
Shopify, Inc., Class A (Canada) (a)	48,774	53,968
Snowflake, Inc., Class A (a)	164,753	37,774
Square, Inc., Class A (a)	248,385	56,396
Twilio, Inc., Class A (a)	114,400	38,983
		244,407
Interactive Media & Services (16.0%)
Facebook, Inc., Class A (a)	53,311	15,702
Pinterest, Inc., Class A (a)	384,939	28,497
Snap, Inc., Class A (a)	893,127	46,702
Twitter, Inc. (a)	830,400	52,838
Zillow Group, Inc., Class C (a)	198,218	25,697
		169,436
Internet & Direct Marketing Retail (12.3%)
Airbnb, Inc. Class B (a)	151,002	26,818
Amazon.com, Inc. (a)	18,700	57,859
Chewy, Inc., Class A (a)	110,046	9,322
DoorDash, Inc., Class A (a)	120,369	15,784
Wayfair, Inc., Class A (a)	64,120	20,182
		129,965
Life Sciences Tools & Services (2.0%)
10X Genomics, Inc., Class A (a)	61,648	11,159

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Illumina, Inc. (a)	26,158	10,046
		21,205
Metals & Mining (0.3%)
Royal Gold, Inc.	27,342	2,943

Oil, Gas & Consumable Fuels (0.6%)
Texas Pacific Land Corp.	4,264	6,777

Pharmaceuticals (2.3%)
Royalty Pharma PLC, Class A	565,406	24,663

Road & Rail (5.1%)
Uber Technologies, Inc. (a)	997,864	54,394

Semiconductors & Semiconductor Equipment (1.6%)
NVIDIA Corp.	31,465	16,800

Software (12.4%)
Cloudflare, Inc., Class A (a)	228,804	16,076
Coupa Software, Inc. (a)	78,546	19,989
Datadog, Inc., Class A (a)	200,280	16,691
DocuSign, Inc. (a)	50,547	10,233
Trade Desk, Inc. (The), Class A (a)	23,879	15,561
Unity Software, Inc. (a)	55,784	5,596
Zoom Video Communications, Inc., Class A (a)	148,191	47,612
		131,758
Specialty Retail (2.8%)
Carvana Co. (a)	113,130	29,685
Total Common Stocks (Cost $591,735)		1,011,951

Preferred Stocks (0.0%) (d)
Electronic Equipment, Instruments & Components (0.0%) (d)
Magic Leap Series C (a)(b)(c) (acquisition cost — $1,526; acquired 12/22/15)	66,235	—

Software (0.0%) (d)
Lookout, Inc. Series F (a)(b)(c) (acquisition cost — $1,618; acquired 6/17/14)	141,612	480
Total Preferred Stocks (Cost $3,144)		480

Short-Term Investment (4.2%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $44,290)	44,290,001	44,290
Total Investments Excluding Purchased Options (99.6%) (Cost $639,169)		1,056,721
Total Purchased Options Outstanding (0.2%) (Cost $5,765)		1,733
Total Investments (99.8%) (Cost $644,934) (f)(g)		1,058,454
Other Assets in Excess of Liabilities (0.2%)		2,197
Net Assets (100.0%)		$1,060,651

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2021 amounts to approximately $4,137,000 and represents 0.4% of net assets.
(c)	At March 31, 2021, the Fund held fair valued securities valued at approximately $4,137,000, representing 0.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(d)	Amount is less than 0.05%.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $8,000 relating to the Fund’s investment in the Liquidity Funds.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $435,988,000 and the aggregate gross unrealized depreciation is approximately $22,468,000, resulting in net unrealized appreciation of approximately $413,520,000.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep - 21	155,868,409	155,868	$45		$944	$(899)
BNP Paribas	USD/CNH	CNH	7.45	Jan - 22	212,955,750	212,956	633		1,137	(504)
BNP Paribas	USD/CNH	CNH	7.64	Nov - 21	178,151,986	178,152	237		967	(730)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar - 22	207,385,996	207,386	796		1,030	(234)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul - 21	175,450,794	175,451	22		931	(909)
Royal Bank of Scotland	USD/CNH	CNH	8.48	May - 21	121,053,871	121,054	—	@	756	(756)
							$1,733		$5,765	$(4,032)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	23.1%
Other*	20.0
Interactive Media & Services	16.0
Software	12.5
Internet & Direct Marketing Retail	12.3
Entertainment	5.7
Health Care Equipment & Supplies	5.2
Road & Rail	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (99.3%)
Apartments (12.2%)
American Campus Communities, Inc. REIT	36,423	$1,577
AvalonBay Communities, Inc. REIT	115,893	21,383
Essex Property Trust, Inc. REIT	37,341	10,151
UDR, Inc. REIT	252,562	11,077
		44,188
Data Centers (11.8%)
CyrusOne, Inc. REIT	73,781	4,996
Digital Realty Trust, Inc. REIT	39,945	5,626
Equinix, Inc. REIT	35,379	24,043
GDS Holdings Ltd. ADR (China) (a)	21,423	1,737
QTS Realty Trust, Inc., Class A REIT	99,109	6,149
		42,551
Diversified (4.3%)
JBG SMITH Properties REIT	196,795	6,256
VEREIT, Inc. REIT	235,104	9,080
		15,336
Free Standing (1.2%)
NETSTREIT Corp. REIT	242,620	4,486
Health Care (17.0%)
Healthcare Trust of America, Inc., Class A REIT	272,592	7,518
Healthpeak Properties, Inc. REIT	694,121	22,032
Medical Properties Trust, Inc. REIT	301,232	6,410
Welltower, Inc. REIT	356,064	25,505
		61,465
Industrial (8.6%)
Prologis, Inc. REIT	291,747	30,925
Lodging/Resorts (5.0%)
Boyd Gaming Corp. (a)	33,122	1,953
Caesars Entertainment, Inc. (a)	27,554	2,410
Host Hotels & Resorts, Inc. REIT	435,735	7,342
Red Rock Resorts, Inc., Class A	83,728	2,729
RLJ Lodging Trust REIT	223,228	3,455
		17,889
Manufactured Homes (2.8%)
Equity Lifestyle Properties, Inc. REIT	155,721	9,910
Office (10.0%)
Alexandria Real Estate Equities, Inc. REIT	64,659	10,623
Boston Properties, Inc. REIT	68,044	6,890
Douglas Emmett, Inc. REIT	198,029	6,218
Empire State Realty Trust, Inc., Class A REIT	314,025	3,495
Kilroy Realty Corp. REIT	135,800	8,913
		36,139
Regional Malls (4.6%)
Simon Property Group, Inc. REIT	147,149	16,741

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Self Storage (7.7%)
CubeSmart REIT	143,206	5,418
Public Storage REIT	89,918	22,188
		27,606
Shopping Centers (7.6%)
Brixmor Property Group, Inc. REIT	444,452	8,991
Retail Properties of America, Inc., Class A REIT	510,938	5,355
RPT Realty REIT	534,923	6,103
Weingarten Realty Investors REIT	263,824	7,100
		27,549
Single Family Homes (3.0%)
Invitation Homes, Inc. REIT	337,558	10,799
Specialty (3.5%)
VICI Properties, Inc. REIT	448,024	12,652
Total Common Stocks (Cost $302,359)		358,236
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (b) (Cost $1,850)	1,849,978	1,850
Total Investments (99.8%) (Cost $304,209) (c)(d)		360,086
Other Assets in Excess of Liabilities (0.2%)		778
Net Assets (100.0%)		$360,864

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.
(d)	At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $58,224,000 and the aggregate gross unrealized depreciation is approximately $2,347,000, resulting in net unrealized appreciation of approximately $55,877,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	19.9%
Health Care	17.1
Apartments	12.3
Data Centers	11.8
Office	10.0
Industrial	8.6
Self Storage	7.7
Shopping Centers	7.6
Lodging/Resorts	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Notes to the Portfolio of Investments ▪ March 31, 2021 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other IBOR-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$94	$—		$94
Agency Fixed Rate Mortgages	—	36,695	—		36,695
Asset-Backed Securities	—	19,032	—		19,032
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,956	—		2,956
Commercial Mortgage-Backed Securities	—	10,670	—		10,670
Corporate Bonds	—	70,633	—	†	70,633
Mortgages - Other	—	24,812	—		24,812
Municipal Bonds	—	2,338	—		2,338
Sovereign	—	8,996	—		8,996
Supranational	—	495	—		495
Total Fixed Income Securities	—	176,721	—	†	176,721
Short-Term Investments
Investment Company	31,812	—	—		31,812
U.S. Treasury Securities	—	833	—		833
Total Short-Term Investments	31,812	833	—		32,645
Foreign Currency Forward Exchange Contracts	—	427	—		427
Futures Contracts	291	—	—		291
Total Assets	32,103	177,981	—		210,084
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(138)	—		(138)
Futures Contracts	(497)	—	—		(497)
Total Liabilities	(497)	(138)	—		(635)
Total	$31,606	$177,843	$—	†	$209,449

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Core Plus Fixed Income	Corporate Bond (000)
Beginning Balance	$-	†
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$-	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2021	$-

†	Includes a security valued at zero.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks
Aerospace & Defense	$10,071	$—	$—	$10,071
Biotechnology	11,177	—	—	11,177
Diversified Holding Companies	2,829	—	—	2,829
Entertainment	19,129	—	—	19,129
Health Care Equipment & Supplies	9,969	—	—	9,969
Health Care Providers & Services	16,621	—	—	16,621
Health Care Technology	21,714	—	1,715	23,429
Hotels, Restaurants & Leisure	—	11,948	—	11,948
Information Technology Services	65,851	—	—	65,851
Interactive Media & Services	52,409	—	—	52,409
Internet & Direct Marketing Retail	50,758	—	—	50,758
Leisure Products	4,381	—	—	4,381
Life Sciences Tools & Services	8,071	—	—	8,071
Metals & Mining	3,196	—	—	3,196
Oil, Gas & Consumable Fuels	2,584	—	—	2,584
Pharmaceuticals	13,030	—	—	13,030
Real Estate Management & Development	5,972	—	—	5,972
Software	30,770	—	—	30,770
Specialty Retail	14,015	—	—	14,015
Total Common Stocks	342,547	11,948	1,715	356,210
Preferred Stock
Internet & Direct Marketing Retail	549	—	—	549
Call Options Purchased	—	613	—	613
Short-Term Investments
Investment Company	36,802	—	—	36,802
Repurchase Agreements	—	1,373	—	1,373
Total Short-Term Investments	36,802	1,373	—	38,175
Derivative Contracts — PIPE	—	—	168	168
Total Assets	$379,898	$13,934	$1,883	$395,715
Liabilities:
Derivative Contracts — PIPE	—	—	(129)	(129)
Total	$379,898	$13,934	$1,754	$395,586

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Common Stock (000)	Derivative Contracts – PIPE (000)
Beginning Balance	$929	$-
Purchases	-	-
Sales	-	-
PIPE transaction	-	39
Amortization of discount	-	-
Transfers in	-	-
Transfers out	-	-
Corporate actions	-	-
Change in unrealized appreciation (depreciation)	786	-
Realized gains (losses)	-	-
Ending Balance	$1,715	$39

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2021	$786	$39

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Discovery	Fair Value at March 31, 2021 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$1,715	Discounted Cash Flow	Weighted Average Cost of Capital	11.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.0	x	Increase
			Discount for Lack of Marketability	7.0%		Decrease

PIPE’s	$39	Market Implied	Discount for Lack of Marketability and Transaction Risk	0.0% - 7.6%		Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.

A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$11,933	$—	$11,933
Sovereign	—	137,297	—	137,297
Total Fixed Income Securities	—	149,230	—	149,230
Warrants	—	9	—	9
Short-Term Investments
Investment Company	4,039	—	—	4,039
Repurchase Agreements	—	551	—	551
Sovereign	—	957	—	957
Total Short-Term Investments	4,039	1,508	—	5,547
Foreign Currency Forward Exchange Contracts	—	82	—	82
Total Assets	$4,039	$150,829	$—	$154,868

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Airlines	$2,909	$—	$—	$2,909
Automobiles	4,233	—	—	4,233
Banks	17,856	—	—	17,856
Beverages	9,955	—	—	9,955
Capital Markets	3,873	—	—	3,873
Chemicals	2,519	—	—	2,519
Construction Materials	3,295	—	—	3,295
Diversified Consumer Services	3,887	—	—	3,887
Electronic Equipment, Instruments & Components	5,713	—	—	5,713
Entertainment	3,508	—	—	3,508
Food & Staples Retailing	1,862	—	—	1,862
Food Products	3,143	—	—	3,143
Health Care Providers & Services	2,332	—	—	2,332
Information Technology Services	10,377	—	—	10,377
Insurance	3,814	—	—	3,814
Interactive Media & Services	25,642	—	—	25,642
Internet & Direct Marketing Retail	16,680	—	—	16,680
Life Sciences Tools & Services	2,284	—	—	2,284
Machinery	1,162	—	—	1,162
Metals & Mining	11,644	—	—	11,644
Multi-Line Retail	2,592	941	—	3,533
Oil, Gas & Consumable Fuels	12,208	—	—	12,208
Paper & Forest Products	4,626	—	—	4,626
Pharmaceuticals	1,565	—	—	1,565
Real Estate Management & Development	1,124	—	—	1,124
Road & Rail	1,781	—	—	1,781
Semiconductors & Semiconductor Equipment	43,903	—	—	43,903
Software	2,941	—	—	2,941
Tech Hardware, Storage & Peripherals	14,202	—	—	14,202
Textiles, Apparel & Luxury Goods	8,122	—	—	8,122
Thrifts & Mortgage Finance	3,173	—	—	3,173
Transportation Infrastructure	3,259	—	—	3,259
Wireless Telecommunication Services	1,591	—	—	1,591
Total Common Stocks	237,775	941	—	238,716
Short-Term Investment
Investment Company	4,794	—	—	4,794
Total Assets	$242,569	$941	$—	$243,510

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$2,387	$—	$—	$2,387
Capital Markets	1,508	—	—	1,508
Health Care Equipment & Supplies	5,607	—	—	5,607
Household Products	4,336	—	—	4,336
Industrial Conglomerates	704	—	—	704
Information Technology Services	5,981	—	—	5,981
Life Sciences Tools & Services	1,387	—	—	1,387
Personal Products	856	—	—	856
Pharmaceuticals	427	—	—	427
Professional Services	1,170	—	—	1,170
Software	4,614	—	—	4,614
Textiles, Apparel & Luxury Goods	928	—	—	928
Tobacco	3,726	—	—	3,726
Total Common Stocks	33,631	—	—	33,631
Short-Term Investment
Investment Company	486	—	—	486
Total Assets	$34,117	$—	$—	$34,117

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$4,872	$—	$—	$4,872
Commercial Services & Supplies	693	—	—	693
Communications	16,548	—	—	16,548
Diversified	4,868	—	—	4,868
Electricity Transmission & Distribution	10,216	—	—	10,216
Oil & Gas Storage & Transportation	20,792	—	—	20,792
Ports	554	—	—	554
Railroads	6,266	—	—	6,266
Renewables	1,509	—	—	1,509
Toll Roads	6,687	—	—	6,687
Utilities	974	—	—	974
Water	4,070	—	—	4,070
Total Common Stocks	78,049	—	—	78,049
Short-Term Investments
Investment Company	4,617	—	—	4,617
Repurchase Agreements	—	897	—	897
Total Short-Term Investments	4,617	897	—	5,514
Total Assets	$82,666	$897	$—	$83,563

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$14,247	$—	$—	$14,247
Health Care	5,490	—	—	5,490
Industrial	5,708	—	—	5,708
Industrial/Office Mixed	567	—	—	567
Lodging/Resorts	2,092	—	—	2,092
Office	5,949	—	—	5,949
Residential	8,914	—	8	8,922
Retail	6,891	—	—	6,891
Self Storage	2,309	—	—	2,309
Specialty	1,252	—	—	1,252
Total Common Stocks	53,419	—	8	53,427
Short-Term Investments
Investment Company	1,522	—	—	1,522
Repurchase Agreements	—	206	—	206
Total Short-Term Investments	1,522	206	—	1,728
Total Assets	$54,941	$206	$8	$55,155

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stock (000)
Beginning Balance	$9
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	(1)
Realized gains (losses)	-
Ending Balance	$8

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2021.	$(1)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2021:

Global Real Estate	Fair Value at March 31, 2021 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an Increase in Input**
Common Stock	$8	Market Transaction Method	Transaction Valuation	$0.001	Increase
			Discount for Lack of Marketability	50.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.

A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$14		$—		$14
Agency Fixed Rate Mortgages	—	3,358		—		3,358
Asset-Backed Securities	—	454		—		454
Commercial Mortgage-Backed Securities	—	624		—		624
Corporate Bonds	—	13,815		—		13,815
Mortgages - Other	—	671		—		671
Sovereign	—	22,827		—		22,827
Supranational		1,180				1,180
U.S. Treasury Securities	—	1,967		—		1,967
Total Fixed Income Securities	—	44,910		—		44,910
Common Stocks
Aerospace & Defense	498	—		—		498
Air Freight & Logistics	491	—		—		491
Airlines	370	—		—		370
Auto Components	74	—		—		74
Automobiles	612	2		—		614
Banks	2,458	—		—		2,458
Beverages	460	—		—		460
Biotechnology	656	—		—		656
Building Products	258	—		—		258
Capital Markets	1,358	—		—		1,358
Chemicals	520	—		—		520
Commercial Banks	2	—		—		2
Commercial Services & Supplies	233	—		—		233
Communications Equipment	323	—		—		323
Construction & Engineering	829	—		—		829
Construction Materials	57	—		—		57
Consumer Finance	496	—		—		496
Containers & Packaging	88	—		—		88
Diversified Financial Services	305	—		—		305
Diversified Telecommunication Services	758	—		—		758
Electric Utilities	595	—		—		595
Electrical Equipment	337	—		—		337
Electronic Equipment, Instruments & Components	142	—		—		142
Energy Equipment & Services	194	—		—	†	194	†
Entertainment	302	—		—		302
Equity Real Estate Investment Trusts (REITs)	1,129	—	@	—		1,129
Food & Staples Retailing	753	—		—		753
Food Products	542	—		—		542
Gas Utilities	28	—		—		28
Health Care Equipment & Supplies	1,318	—		—		1,318
Health Care Providers & Services	1,473	—		—		1,473
Health Care Technology	39	—		—		39
Hotels, Restaurants & Leisure	1,696	—		—		1,696
Household Durables	63	—		—		63
Household Products	656	—		—		656
Independent Power & Renewable Electricity Producers	22	—		—		22
Industrial Conglomerates	643	—		—		643
Information Technology Services	1,976	—		—		1,976
Insurance	623	—		—		623
Interactive Media & Services	2,172	—		—		2,172
Internet & Direct Marketing Retail	1,878	—		—		1,878
Life Sciences Tools & Services	297	—		—		297
Machinery	646	—		—		646
Marine	57	—		—		57
Media	560	—		—		560

Metals & Mining	1,850	—		—		1,850
Multi-Line Retail	234	—		—		234
Multi-Utilities	359	—		—		359
Oil, Gas & Consumable Fuels	2,816	—		—		2,816
Paper & Forest Products	35	—		—		35
Personal Products	340	—		—		340
Pharmaceuticals	2,143	—		—		2,143
Professional Services	229	—		—		229
Real Estate Management & Development	20	—		—		20
Road & Rail	495	—		—		495
Semiconductors & Semiconductor Equipment	1,029	—		—		1,029
Software	2,028	—	†	—		2,028	†
Specialty Retail	1,033	—		—		1,033
Tech Hardware, Storage & Peripherals	2,109	—		—		2,109
Textiles, Apparel & Luxury Goods	697	—		—		697
Thrifts & Mortgage Finance	2	—		—		2
Tobacco	326	—		—		326
Trading Companies & Distributors	87	—		—		87
Transportation Infrastructure	1,009	—		—		1,009
Water Utilities	21	—		—		21
Wireless Telecommunication Services	80	—		—		80
Total Common Stocks	45,929	2	†	—	†	45,931	†
Right	—	—	@	—		—	@
Warrants	2	—	@	—		2
Investment Company	4,603	—		—		4,603
Short-Term Investments
Investment Company	9,678	—		—		9,678
U.S. Treasury Security	—	676		—		676
Total Short-Term Investments	9,678	676		—		10,354
Foreign Currency Forward Exchange Contracts	—	326		—		326
Futures Contracts	302	—		—		302
Interest Rate Swap Agreements	—	347		—		347
Total Return Swap Agreements	—	351		—		351
Total Assets	60,514	46,612	†	—	†	107,126	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(382)		—		(382)
Futures Contracts	(277)	—		—		(277)
Interest Rate Swap Agreements	—	(293)		—		(293)
Total Return Swap Agreements	—	(873)		—		(873)
Total Liabilities	(277)	(1,548)		—		(1,825)
Total	$60,237	$45,064	†	$—	†	$105,301	†

@	Value is less than $500.

†	Includes one or more securities valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stock (000)
Beginning Balance	$-	†
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$-	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2021	$-

†	Includes a security valued at zero.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Biotechnology	$12,299	$—	$—		$12,299
Entertainment	60,088	—	—		60,088
Health Care Equipment & Supplies	55,288	—	—		55,288
Health Care Providers & Services	10,682	—	—		10,682
Health Care Technology	37,904	—	3,657		41,561
Information Technology Services	244,407	—	—		244,407
Interactive Media & Services	169,436	—	—		169,436
Internet & Direct Marketing Retail	103,147	26,818	—		129,965
Life Sciences Tools & Services	21,205	—	—		21,205
Metals & Mining	2,943	—	—		2,943
Oil, Gas & Consumable Fuels	6,777	—	—		6,777
Pharmaceuticals	24,663	—	—		24,663
Road & Rail	54,394	—	—		54,394
Semiconductors & Semiconductor Equipment	16,800	—	—		16,800
Software	131,758	—	—		131,758
Specialty Retail	29,685	—	—		29,685
Total Common Stocks	981,476	26,818	3,657		1,011,951
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Software	—	—	480		480
Total Preferred Stocks	—	—	480	†	480	†
Call Options Purchased	—	1,733	—		1,733
Short-Term Investment
Investment Company	44,290	—	—		44,290
Total Assets	$1,025,766	$28,551	$4,137	†	$1,058,454	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$1,982	$439	†
Purchases	-	-
Sales	-	-
Amortization of discount	-	-
Transfers in	-	-
Transfers out	-	-
Corporate actions	-	-
Change in unrealized appreciation (depreciation)	1,675	41
Realized gains (losses)	-	-
Ending Balance	$3,657	$480	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2021	$1,675	$41

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at March 31, 2021 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$3,657	Discounted Cash Flow	Weighted Average Cost of Capital	11.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.0	x	Increase
			Discount for Lack of Marketability	7.0%		Decrease

Preferred Stock	$480	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	5.8	x	Increase
			Discount for Lack of Marketability	13.0%		Decrease
		Comparable Transactions	Enterprise Value/Revenue	4.0	x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.

A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate Portfolio
Assets:
Common Stocks
Apartments	$44,188	$—	$—	$44,188
Data Centers	42,551	—	—	42,551
Diversified	15,336	—	—	15,336
Free Standing	4,486	—	—	4,486
Health Care	61,465	—	—	61,465
Industrial	30,925	—	—	30,925
Lodging/Resorts	17,889	—	—	17,889
Manufactured Homes	9,910	—	—	9,910
Office	36,139	—	—	36,139
Regional Malls	16,741	—	—	16,741
Self Storage	27,606	—	—	27,606
Shopping Centers	27,549	—	—	27,549
Single Family Homes	10,799	—	—	10,799
Specialty	12,652	—	—	12,652
Total Common Stocks	358,236	—	—	358,236
Short-Term Investment
Investment Company	1,850	—	—	1,850
Total Assets	$360,086	$—	$—	$360,086

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.